As filed with the Securities and Exchange Commission on January 8, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  October 31, 2009

Item 1. Reports to Stockholders.

Domestic
Equity
Funds
ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Value Fund
ActivePassive Small/Mid Cap Growth Fund
ActivePassive Small/Mid Cap Value Fund

International
Funds
ActivePassive International Equity Fund
ActivePassive Emerging Markets Equity Fund
ActivePassive Global Bond Fund

Domestic
Bond
Funds
ActivePassive Intermediate Taxable Bond Fund
ActivePassive Intermediate Municipal Bond Fund

(each, a “Fund” together, the “Funds”)

Each a series of
Advisors Series Trust

Annual Report
October 31, 2009

Message to Our Shareholders

Equity markets have surged ahead in 2009, as the US economy continued to show signs of recovery. Improved home sales, growth in consumer spending, and an increase in manufacturing all indicate that the US economy is slowly improving.

The general theme for this market rally, which began in early March, has been that riskier assets have performed better than more conservative assets. While it may seem counterintuitive that investors would invest in the riskiest asset classes so soon after a market crash, this phenomenon is not uncommon. Very often, it is the companies that drop the most that are the quickest to rebound. The riskier asset theme was also prevalent in the bond market, as low-quality bond sectors such as high yield easily outpaced higher quality corporate and government bonds. Low interest rates and tiny returns from savings accounts and money markets have driven investors to look at higher yielding and riskier assets.

There is some concern that the markets have moved up too much and too quickly for this recovery to be sustainable. Despite the stock market’s rise, we have also seen gold prices break through the $1000 level and bond yields drop, both signs usually associated with concerns about market risk.

One of the main catalysts for the recent market recovery has been government spending. Many analysts believe that it will be difficult for the economy to continue to grow without the support of the current government tax breaks and spending programs. The US Government has already begun unwinding some of its support of the markets by letting the guarantee on money markets expire in September.  It has also begun winding down the Treasury buying program in October.

One of the biggest questions now is whether the US economy is strong enough to thrive on its own, without massive government spending, or whether further government intervention will be required. Corporate earnings will also be under the microscope. Last quarter’s earnings were strong based on cost cutting measures. At some point cost cutting is no longer an option for companies and earnings have to be driven by top line sales growth.

There are many other uncontrollable forces that will continue to make the markets a challenging environment for investors. In 2008, active managers generally had difficulty beating their benchmarks and riskier categories performed poorly.  In 2009 we have seen a reversal, as it has been a banner year for active management and higher risk categories and passive investments have generally trailed. These broad swings between active or passive outperformance reinforce why we include both strategies within each Fund.

It has been a busy year for the ActivePassive fund family with many allocation shifts and changes to the components of the funds. During the previous 12 months, a number of our sub-advisors trailed their benchmarks due to holding higher quality securities, above average cash, non-cyclical sectors and generally maintaining a more defensive position.  We have hired sub-advisors who have shown the ability to excel at stock selection and avoid unnecessary risk. While we have seen higher quality companies performing well in the last couple of months, it was not the case earlier in the year.

The ActivePassive Large Cap Growth Fund (for the 12-month period ending October 31, 2009) underperformed the Russell 1000 Growth benchmark by 486 basis points (bps), +12.65% versus +17.51%.  Little exposure to companies whose businesses are of a highly cyclical nature, one of the best-performing stock groups for the period, was mainly to blame for the underperformance of active portion managed by Transamerica Investment Management.  Plus, an above average cash position at the market nadir also detracted from performance.

The ActivePassive Large Cap Value Fund (for the 12-month period ending October 31, 2009) outperformed the benchmark (Russell 1000 Value) by 113 basis points, +5.91% versus +4.78%. The sub-advisor CS McKee’s underweight to  financials, the worst performing sector during the period, was the biggest contributing factor to the outperformance.

The ActivePassive Small/Mid Cap Growth Fund (for the 12-month period ending October 31, 2009) underperformed the Russell 2500 Growth benchmark by 1177 basis points, +6.44% versus +18.21%.  Weak performance of its consumer discretionary and health care holdings was mainly to blame for the underperformance of the active portion managed by Ashfield Capital Partners. On the passive side, we switched from  Vanguard ETFs to iShares ETFs for better tracking to the Russell Indices. We also adjusted the allocation of our exposure of Mid Cap to Small Cap from 50/50 to 21/79 to be more in line with the Russell 2500 benchmark.

The ActivePassive Small/Mid Cap Value Fund (for the 12-month period ending October 31, 2009) underperformed the Russell 2500 Value benchmark by 12 basis points, +8.43% versus +8.55%. Very little exposure to the best-performing consumer discretionary sector caused the slight underperformance of the active portion. Transamerica’s Small/Mid Cap Value team left the firm and joined Riazzi in the spring of 2009. We followed the team to their new firm and contracted with Riazzi directly. On the passive side we switched from Vanguard ETFs to iShares ETFs for better tracking to the Russell Indices. We also adjusted our exposure of Mid Cap to Small Cap from 50/50 to 23/77 to be more in line with Russell 2500 benchmark.

The ActivePassive International Equity Fund (for the 12-month period ending October 31, 2009) underperformed the benchmark (MSCI EAFE) by 370 is points, +24.01% versus +27.71%.  Both passive and active underperformed the benchmark. Holding above average cash in the portfolio during the period (over 10% on average) caused the underperformance of the active portion managed by Invesco Aim. We changed the passive exposure from an iShares ETF to a Fidelity index fund to reduce the expense ratio from 34 bps to 10 bps. This also helps limit some of the intraday time difference issues, shorts, options and short-term day trading that have become more prevalent in some ETFs.

The ActivePassive Emerging Markets Equity Fund (for the 12-month period ending October 31, 2009) underperformed the benchmark (MSCI Emerging Markets) by 126 basis points, +62.87% versus +64.13%.  Strong stock selection in the energy and materials sectors caused the slight outperformance of the active portion managed by Hansberger Global Investors while the passive allocation trailed the benchmark during the period.

The ActivePassive Global Bond Fund (for the 12-month period ending October 31, 2009) outperformed the benchmark (Merrill Lynch Global Broad Market) by 515 basis points, +23.42% versus +18.27%.  While the passive allocation underperformed the benchmark, the active allocations managed by Loomis Sayles and Oppenheimer outperformed it. Strong performance of its corporate bond holdings caused the outperformance of active. On the passive side, we added Vanguard Total Bond Market ETF to the portfolio. We allocated approximately 50% of the passive allocation to this ETF to gain US dollar exposure.  This will help the fund to  be better aligned with its benchmark in terms of currency exposure and sector allocation.

The ActivePassive Intermediate Taxable Bond Fund (for the 12-month period ending October 31, 2009) underperformed the benchmark (Barclays Capital U.S. Aggregate Bond) by 244 basis points, +11.35% versus +13.79%.  Lagging performance of its corporate bond holdings caused the underperformance of the active portion managed by Sage Advisory Services.

The ActivePassive Intermediate Municipal Bond Fund (for the 12-month period ending October 31, 2009) underperformed the benchmark (Barclays Capital Municipal Bond) by 269 basis points, +10.91% versus +13.60%.  No exposure to the best-performing long bond category (maturities over 22 years) caused the underperformance of the active portion of the portfolio managed by Gannett Welsh & Kotler. We replaced the Market Vectors ETF with the SPDR Barclays Muni ETF for better liquidity.  Also we were becoming too large of an owner (in terms of percentage) of the Market Vectors ETF so we moved to a larger ETF.

Throughout 2009 we have been increasing our allocation to active management in 5 out of 6 of our equity funds. On the fixed income side we have been decreasing exposure to active management in all three bond funds.  These adjustments are intended to bias the portfolios to one style over another based on market conditions. While the short-term direction of the market is uncertain, positioning your portfolio for the longer term through diversification is always a prudent strategy.

We appreciate your trust in us and remain committed to providing high quality investment strategies for the long term.

Sincerely

Timothy J. Clift
Portfolio Manager, ActivePassive Funds

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please see page 23 of this report.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible. The fund are non-diversified, meaning that they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore the fund is more exposed to individual stock volatility than a diversified fund. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities involve greater volatility and political, economic and currency risks and difference in accounting methods. These risks can be significantly greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present greater risk of loss to principal and interest than higher-rated securities. Income from tax exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in mortgage-backed securities may involve additional risks, such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. The funds will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the funds invests in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.

Diversification does not assume a profit or protect against loss in a declining market.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America. The Barclays Capital U.S. Aggregate Bond Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Barclays Capital Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds. The Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. One cannot invest directly in an index.

Basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

The ActivePassive Funds are distributed by Quasar Distributors, LLC.

ActivePassive Large Cap Growth Fund

October 31, 2009

Comparison of the change in value of a $10,000 investment in the ActivePassive
Large Cap Growth Fund vs the Russell 1000 Growth Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2009	(12/31/07)
ActivePassive Large Cap Growth Fund (no load)	21.19%	12.65%	-15.38%
ActivePassive Large Cap Growth Fund (with load)	14.17%	6.15%	-18.08%
Russell 1000® Growth Index	25.39%	17.51%	-13.15%

Total Annual Fund Operating Expenses:  1.30%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Large Cap Value Fund

October 31, 2009

Comparison of the change in value of a $10,000 investment in the ActivePassive
Large Cap Value Fund vs the Russell 1000 Value Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2009	(12/31/07)
ActivePassive Large Cap Value Fund (no load)	11.05%	5.91%	-17.23%
ActivePassive Large Cap Value Fund (with load)	4.71%	-0.18%	-19.87%
Russell 1000® Value Index	11.33%	4.78%	-17.46%

Total Annual Fund Operating Expenses:  1.20%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Small/Mid Cap Growth Fund

October 31, 2009

Comparison of the change in value of a $10,000 investment in the ActivePassive
Small/Mid Cap Growth Fund vs the Russell 2500 Growth Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2009	(12/31/07)
ActivePassive Small/Mid Cap Growth Fund (no load)	17.31%	6.44%	-22.39%
ActivePassive Small/Mid Cap Growth Fund (with load)	10.56%	0.32%	-24.86%
Russell 2500® Growth Index	26.81%	18.21%	-15.02%

Total Annual Fund Operating Expenses:  1.50%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Small/Mid Cap Value Fund

October 31, 2009

Comparison of the change in value of a $10,000 investment in the ActivePassive
Small/Mid Cap Value Fund vs the Russell 2500 Value Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2009	(12/31/07)
ActivePassive Small/Mid Cap Value Fund (no load)	13.82%	8.43%	-17.44%
ActivePassive Small/Mid Cap Value Fund (with load)	7.28%	2.23%	-20.08%
Russell 2500® Value Index	14.63%	8.55%	-12.68%

Total Annual Fund Operating Expenses:  1.40%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe.  It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive International Equity Fund

October 31, 2009

Comparison of the change in value of a $10,000 investment in the ActivePassive
International Equity Fund vs the MSCI EAFE Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2009	(12/31/07)
ActivePassive International Equity Fund (no load)	23.27%	24.01%	-15.39%
ActivePassive International Equity Fund (with load)	16.15%	17.17%	-18.09%
MSCI EAFE Index	27.36%	27.71%	-16.32%

Total Annual Fund Operating Expenses:  1.30%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding US & Canada.

Indices do not incur expenses and are not available for investment.

ActivePassive Emerging Markets Equity Fund

October 31, 2009

Comparison of the change in value of a $10,000 investment in the ActivePassive
Emerging Markets Equity Fund vs the MSCI Emerging Markets Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2009	(12/31/07)
ActivePassive Emerging Markets Equity Fund (no load)	62.55%	62.87%	-10.39%
ActivePassive Emerging Markets Equity Fund (with load)	53.29%	53.49%	-13.25%
MSCI Emerging Markets Index	64.65%	64.13%	-13.37%

Total Annual Fund Operating Expenses:  1.60%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Indices do not incur expenses and are not available for investment.

ActivePassive Global Bond Fund

October 31, 2009

Comparison of the change in value of a $10,000 investment in the ActivePassive
Global Bond Fund vs the BofA Merrill Lynch Global Broad Market Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2009	(12/31/07)
ActivePassive Global Bond Fund (no load)	13.02%	23.42%	6.36%
ActivePassive Global Bond Fund (with load)	6.52%	16.36%	2.96%
BofA Merrill Lynch Global Broad Market Index	8.54%	18.27%	7.11%

Total Annual Fund Operating Expenses:  1.20%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment grade public debt issued in the major domestic and eurobonds market.

Indices do not incur expenses and are not available for investment.

ActivePassive Intermediate Taxable Bond Fund

October 31, 2009

Comparison of the change in value of a $10,000 investment in the ActivePassive
Intermediate Taxable Bond Fund vs the Barclays Capital U.S. Aggregate Bond Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2009	(12/31/07)
ActivePassive Intermediate Taxable Bond Fund (no load)	3.35%	11.35%	4.42%
ActivePassive Intermediate Taxable Bond Fund (with load)	-2.59%	4.96%	1.09%
Barclays Capital U.S. Aggregate Bond Index	6.24%	13.79%	6.27%

Total Annual Fund Operating Expenses:  1.00%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers) covers the USD-denominated, investment grade, fixed rate, taxable bond market of SEC-registered securities.  The index includes bonds from Treasury, Government-Related, Corporate, MBS, ABS, and CMBS sectors.

Indices do not incur expenses and are not available for investment.

ActivePassive Intermediate Municipal Bond Fund

October 31, 2009

Comparison of the change in value of a $10,000 investment in the ActivePassive
Intermediate Municipal Bond Fund vs the Barclays Capital U.S. Municipal Bond Index

Total Return:
		Annualized	Annualized
		1 Year	Since
	Calendar	Ending	Inception
	YTD	Oct. 2009	(12/31/07)
ActivePassive Intermediate Municipal Bond Fund (no load)	6.45%	10.91%	3.16%
ActivePassive Intermediate Municipal Bond Fund (with load)	0.34%	4.55%	-0.13%
Barclays Capital U.S. Municipal Bond Index	11.61%	13.60%	4.73%

Total Annual Fund Operating Expenses:  1.00%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Municipal Bond Index (formerly known as Lehman Brothers) cover the USD-denominated long term tax exempt bond market.  The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Indices do not incur expenses and are not available for investment.

ActivePassive Funds
EXPENSE EXAMPLE
October 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2009 to October 31, 2009.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ActivePassive Funds
EXPENSE EXAMPLE (Continued)
October 31, 2009 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	05/01/09	10/31/09	05/01/09 – 10/31/09
Actual – Class A(1)
Large Cap Growth Fund	$1,000.00	$1,173.20	$7.12
Large Cap Value Fund	$1,000.00	$1,203.90	$6.67
Small/Mid Cap Growth Fund	$1,000.00	$1,157.20	$8.16
Small/Mid Cap Value Fund	$1,000.00	$1,144.40	$7.57
International Equity Fund	$1,000.00	$1,273.20	$7.45
Emerging Markets
Equity Fund	$1,000.00	$1,403.20	$9.69
Global Bond Fund	$1,000.00	$1,153.40	$6.51
Intermediate Taxable
Bond Fund	$1,000.00	$1,042.90	$5.15
Intermediate Municipal
Bond Fund	$1,000.00	$1,024.20	$5.10

Hypothetical (5.0% return
before expenses) – Class A
Large Cap Growth Fund	$1,000.00	$1,018.65	$6.61
Large Cap Value Fund	$1,000.00	$1,019.16	$6.11
Small/Mid Cap Growth Fund	$1,000.00	$1,017.64	$7.63
Small/Mid Cap Value Fund	$1,000.00	$1,018.15	$7.12
International Equity Fund	$1,000.00	$1,018.65	$6.61
Emerging Markets
Equity Fund	$1,000.00	$1,017.14	$8.13
Global Bond Fund	$1,000.00	$1,019.16	$6.11
Intermediate Taxable
Bond Fund	$1,000.00	$1,020.16	$5.09
Intermediate Municipal
Bond Fund	$1,000.00	$1,020.16	$5.09

(1)
Expenses are equal to the Class A fund shares’ annualized expense ratios of 1.30% for Large Cap Growth Fund, 1.20% for Large Cap Value Fund, 1.50% for Small/Mid Cap Growth Fund, 1.40% for Small/Mid Cap Value Fund, 1.30% for International Equity Fund, 1.60% for Emerging Markets Equity Fund, 1.20% for Global Bond Fund, 1.00% for Intermediate Taxable Bond Fund, 1.00% for Intermediate Municipal Bond Fund multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Funds’ ending account value is based on its actual total return of 17.32% for Large Cap Growth Fund, 20.39% for Large Cap Value Fund, 15.72% for Small/Mid Cap Growth Fund 14.44% for Small/Mid Cap Value Fund, 27.32% for International Equity Fund, 40.32% for Emerging Markets Equity Fund, 15.34% for Global Bond Fund, 4.29% for Intermediate Taxable Bond Fund, 2.42% for Intermediate Municipal Bond Fund for the six month period of operations from May 1, 2009 to October 31, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS
October 31, 2009

ActivePassive Large Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Growth ETF	51.89%
Amazon.com, Inc.	3.10%
Apple Inc.	2.65%
Google Inc.	2.30%
Wells Fargo & Co.	1.93%
Praxair, Inc.	1.87%
Johnson Controls, Inc.	1.64%
T. Rowe Price Group, Inc.	1.54%
Microsoft Corp.	1.43%
Sigma-Aldrich Corp.	1.38%

ActivePassive Large Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Value ETF	51.43%
Apache Corp.	1.98%
Chevron Corp.	1.91%
Freeport-McMoRan
Copper & Gold, Inc.	1.60%
Transocean Inc.	1.52%
Marathon Oil Corp.	1.41%
The Procter & Gamble Co.	1.41%
ConocoPhillips	1.37%
JPMorgan Chase & Co.	1.28%
Intel Corp.	1.23%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2009

ActivePassive Small/Mid Cap Growth Fund

TOP TEN HOLDINGS	% net assets
iShares Russell 2000
Growth Index Fund	29.78%
iShares Russell Midcap
Growth Index Fund	8.05%
Baidu.com, Inc.	1.08%
Tupperware Brands Corp.	0.96%
Capella Education Co.	0.90%
Netflix Inc.	0.88%
Intuitive Surgical, Inc.	0.88%
CARBO Ceramics Inc.	0.87%
Trina Solar Ltd.	0.85%
Priceline.com Inc.	0.85%

ActivePassive Small/Mid Cap Value Fund

TOP TEN HOLDINGS	% net assets
iShares Russell 2000 Value
Index Fund	30.94%
iShares Russell Midcap
Value Index Fund	9.31%
Aegean Marine Petroleum
Network Inc.	2.79%
McDermott
International, Inc.	2.55%
Lender Processing
Services, Inc.	2.12%
Petrohawk Energy Corp.	1.99%
LTC Properties, Inc.	1.97%
HCC Insurance
Holdings, Inc.	1.91%
Cabot Oil & Gas Corp.	1.82%
CMS Energy Corp.	1.80%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2009

ActivePassive International Equity Fund

TOP TEN HOLDINGS	% net assets
Fidelity Spartan
International Index Fund	45.09%
Roche Holding AG	1.44%
Teva Pharmaceutical
Industries Ltd.	1.42%
Imperial Tobacco Group PLC	1.24%
Nestle SA	1.23%
Anheuser-Busch InBev NV	1.21%
Reckitt Benckiser Group PLC	1.20%
Shire PLC	1.08%
Bayer AG	1.05%
America Movil SAB de C.V.	0.95%

ActivePassive Emerging Markets Equity Fund

TOP TEN HOLDINGS	% net assets
Vanguard Emerging
Markets ETF	10.57%
Vale SA	4.13%
Petroleo Brasileiro SA	3.85%
Samsung Electronics Co., Ltd.	3.62%
Taiwan Semiconductor
Manufacturing Co., Ltd.	2.43%
Gazprom	2.38%
KB Financial Group, Inc.	2.01%
America Movil SAB de CV	1.89%
Industrial & Commercial
Bank of China Ltd.	1.87%
China Mobile Ltd.	1.86%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2009

ActivePassive Global Bond Fund

TOP HOLDINGS	% net assets
Loomis Sayles
Global Bond Fund	42.41%
SPDR Lehman International
Treasury Bond ETF	20.43%
Vanguard Total
Bond Market ETF	20.42%
Oppenheimer International
Bond Fund	14.06%

ActivePassive Intermediate Taxable Bond Fund

TOP TEN HOLDINGS	% net assets
Vanguard Total
Bond Market ETF	55.19%
U.S. Treasury Note,
2.25%, 05/31/2014	4.41%
U.S. Treasury Note,
1.875%, 06/15/2012	3.79%
U.S. Treasury Note,
2.75%, 02/15/2019	2.17%
U.S. Treasury Note,
1.125%, 06/30/2011	2.08%
FHLB, 5.00%, 11/17/2017	2.07%
FHLB, 3.625%, 09/16/2011	1.85%
FHLB, 2.50%, 05/15/2014	1.76%
U.S. Treasury Inflation Index,
2.625%, 07/15/2017	1.11%
FNMA, 5.847%, 03/01/2037	0.98%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2009

ActivePassive Intermediate Municipal Bond Fund

TOP TEN HOLDINGS	% net assets
iShares S&P National
Municipal Bond Fund	44.34%
SPDR Barclays Capital
Municipal Bond ETF	22.24%
New York State Metropolitan
Transportation Authority,
5.25%, 11/15/2024	1.64%
State of Tennessee,
5.00%, 05/01/2023	1.48%
State of Florida Department
of Transportation,
5.25%, 07/01/2015	1.29%
City of Houston Texas
Combined Utility System,
5.25%, 05/15/2015	1.28%
State of California
Economic Recovery,
5.00%, 07/01/2020	1.24%
New Jersey Economic
Development Authority,
5.00%, 03/01/2017	1.24%
New York State Thruway
Authority, 5.00%, 03/15/2021	1.23%
The Regents of the
University of California
Limited Project,
5.00%, 05/15/2021	1.23%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2009.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
October 31, 2009
	Shares	Value
COMMON STOCKS – 42.57%

Accommodation and Food Services – 0.64%

Full-Service Restaurants – 0.64%
Yum! Brands, Inc.	1,699	$55,982
Total Accommodation and Food Services
(Cost $59,267)		55,982

Arts, Entertainment, and Recreation – 1.11%

Amusement Parks and Arcades – 1.11%
The Walt Disney Co.	3,549	97,136
Total Arts, Entertainment, and Recreation
(Cost $84,423)		97,136

Finance and Insurance – 4.76%

Depository Credit Intermediation – 1.94%
Wells Fargo & Co.	6,134	168,808

Securities and Commodity Contracts
Intermediation and Brokerage – 2.82%
T. Rowe Price Group, Inc.	2,762	134,592
The Charles Schwab Corp.	6,438	111,635
		246,227
Total Finance and Insurance (Cost $371,087)		415,035

Information – 4.77%

Data Processing, Hosting, and
Related Services – 1.05%
Automatic Data Processing, Inc.	2,305	91,739

Other Information Services – 2.30%
Google Inc. - Class A (a)	374	200,509

Software Publishers – 1.42%
Microsoft Corp.	4,485	124,369
Total Information (Cost $346,756)		416,617

Manufacturing – 20.45%

Basic Chemical Manufacturing – 1.87%
Praxair, Inc.	2,051	162,931

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 42.57% (Continued)

Manufacturing – 20.45% (Continued)

Communications Equipment
Manufacturing – 2.10%
Cisco Systems Inc. (a)	5,162	$117,952
QUALCOMM Inc.	1,574	65,179
		183,131
Computer and Peripheral
Equipment Manufacturing – 4.11%
Apple Inc. (a)	1,225	230,912
International Business Machines Corp.	932	112,409
Palm, Inc. (a)	1,305	15,151
		358,472
Medical Equipment and Supplies
Manufacturing – 0.44%
Intuitive Surgical, Inc. (a)	156	38,431

Motor Vehicle Manufacturing – 1.38%
PACCAR Inc.	3,214	120,236

Motor Vehicle Parts Manufacturing – 2.91%
BorgWarner, Inc.	3,657	110,880
Johnson Controls, Inc.	5,992	143,329
		254,209
Other Electrical Equipment and
Component Manufacturing – 1.34%
Emerson Electric Co.	3,085	116,459

Other General Purpose
Machinery Manufacturing – 1.17%
Caterpillar Inc.	1,848	101,751

Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing – 0.72%
Monsanto Co.	936	62,880

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 42.57% (Continued)

Manufacturing – 20.45% (Continued)

Pharmaceutical and Medicine
Manufacturing – 2.64%
Gilead Sciences, Inc. (a)	1,475	$62,761
Roche Holding AG - ADR (b)	1,986	79,838
Teva Pharmaceutical Industries Ltd. - ADR (b)	1,738	87,734
		230,333
Semiconductor and Other Electronic
Component Manufacturing – 0.44%
Intel Corp.	2,029	38,774

Soap, Cleaning Compound, and Toilet
Preparation Manufacturing – 1.33%
Ecolab Inc.	2,646	116,318
Total Manufacturing (Cost $1,605,961)		1,783,925

Mining, Quarrying, and Oil and
Gas Extraction – 2.40%

Oil and Gas Extraction – 1.94%
Anadarko Petroleum Corp.	1,515	92,309
EOG Resources, Inc.	943	77,005
		169,314
Support Activities for Mining – 0.46%
Schlumberger Ltd. (b)	639	39,746
Total Mining, Quarrying, and Oil and
Gas Extraction (Cost $200,343)		209,060

Professional, Scientific, and
Technical Services – 1.57%

Architectural, Engineering, and
Related Services – 0.93%
Jacobs Engineering Group Inc. (a)	1,932	81,704

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 42.57% (Continued)

Professional, Scientific, and
Technical Services – 1.57% (Continued)

Computer Systems Design and
Related Services – 0.64%
priceline.com Inc. (a)	353	$55,700
Total Professional, Scientific, and
Technical Services (Cost $158,501)		137,404

Retail Trade – 3.93%

Electronic Shopping and
Mail-Order Houses – 3.10%
Amazon.com, Inc. (a)	2,277	270,530

Other General Merchandise Stores – 0.83%
Wal-Mart Stores, Inc.	1,451	72,086
Total Retail Trade (Cost $244,023)		342,616

Transportation and Warehousing – 1.56%

Freight Transportation Arrangement – 0.76%
Expeditors International of Washington, Inc.	2,055	66,212

Rail Transportation – 0.80%
Union Pacific Corp.	1,269	69,973
Total Transportation and Warehousing
(Cost $125,078)		136,185

Wholesale Trade – 1.38%

Chemical and Allied Products Merchant
Wholesalers – 1.38%
Sigma-Aldrich Corp.	2,321	120,530
Total Wholesale Trade (Cost $107,950)		120,530
TOTAL COMMON STOCKS (Cost $3,303,389)		3,714,490

EXCHANGE-TRADED FUNDS – 51.89%
Vanguard Growth ETF	93,104	4,527,648
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,285,484)		4,527,648

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
SHORT-TERM INVESTMENTS – 2.96%

Investment Companies – 2.96%
Fidelity Institutional Money
Market Portfolio, 0.26% (c)	258,074	$258,074
TOTAL SHORT-TERM INVESTMENTS
(Cost $258,074)		258,074
Total Investments (Cost $7,846,947) – 97.42%		8,500,212
Other Assets in Excess of Liabilities – 2.58%		224,836
TOTAL NET ASSETS – 100.00%		$8,725,048

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)Non Income Producing
(b)Foreign Issued Security
(c)     Rate shown is the 7-day yield as of October 31, 2009.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value
COMMON STOCKS – 38.16%

Finance and Insurance – 6.37%

Depository Credit Intermediation – 4.12%
Bank of America Corp.	5,981	$87,203
Bank of New York Mellon Corp.	3,300	87,978
JPMorgan Chase & Co.	2,455	102,545
SunTrust Banks, Inc.	2,708	51,750
		329,476
Insurance Carriers – 1.57%
The Allstate Corp.	2,191	64,788
Humana Inc. (a)	1,613	60,617
		125,405
Securities and Commodity Contracts
Intermediation and Brokerage – 0.68%
Legg Mason, Inc.	1,863	54,232
Total Finance and Insurance (Cost $416,039)		509,113

Health Care and Social Assistance – 1.24%

Medical and Diagnostic Laboratories – 1.24%
Laboratory Corp. of America Holdings (a)	789	54,354
Quest Diagnostics, Inc.	806	45,080
Total Health Care and Social Assistance (Cost $89,653)		99,434

Industrials – 0.47%

Machinery – 0.47%
Ingersoll-Rand Co., Ltd. (b)	1,189	37,560
Total Industrials (Cost $29,524)		37,560

Information – 1.73%

Software Publishers – 0.90%
Microsoft Corp.	2,605	72,237

Wired Telecommunications Carriers – 0.83%
AT&T, Inc.	2,572	66,023
Total Information (Cost $121,881)		138,260

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 38.16% (Continued)

Manufacturing – 15.77%

Aerospace Product and Parts
Manufacturing – 1.68%
Honeywell International, Inc.	1,622	$58,214
United Technologies Corp.	1,236	75,952
		134,166
Computer and Peripheral Equipment
Manufacturing – 0.74%
Dell Inc. (a)	4,061	58,844

Engine, Turbine, and Power Transmission
Equipment Manufacturing – 1.16%
General Electric Co.	6,523	93,018

Medical Equipment and Supplies
Manufacturing – 0.76%
Baxter International Inc.	1,121	60,601

Oil & Gas – 1.37%
ConocoPhillips	2,188	109,794

Other Electrical Equipment and Component
Manufacturing – 0.76%
Emerson Electric Co.	1,616	61,004

Other Fabricated Metal Product
Manufacturing – 0.65%
Fortune Brands, Inc.	1,335	51,998

Other General Purpose Machinery
Manufacturing – 0.88%
Dover Corp.	1,869	70,424

Petroleum and Coal Products
Manufacturing – 1.91%
Chevron Corp.	2,001	153,157

Pharmaceutical and Medicine
Manufacturing – 0.81%
Watson Pharmaceuticals, Inc. (a)	1,871	64,400

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 38.16% (Continued)

Semiconductor and Other Electronic
Component Manufacturing – 1.23%
Intel Corp.	5,150	$98,416

Soap, Cleaning Compound, and Toilet
Preparation Manufacturing – 1.41%
The Procter & Gamble Co.	1,941	112,578

Textiles, Apparel & Luxury Goods – 0.77%
NIKE, Inc. - Class B	994	61,807

Tobacco Manufacturing – 1.64%
Altria Group, Inc.	4,674	84,646
Philip Morris International Inc.	986	46,697
		131,343
Total Manufacturing (Cost $1,142,839)		1,261,550

Materials – 1.60%

Metal Ore Mining – 1.60%
Freeport-McMoRan Copper & Gold, Inc.	1,745	128,013
Total Materials (Cost $76,555)		128,013

Mining, Quarrying, and Oil and
Gas Extraction – 4.91%

Oil and Gas Extraction – 3.39%
Apache Corp.	1,685	158,592
Marathon Oil Corp.	3,534	112,982
		271,574
Support Activities for Mining – 1.52%
Transocean Inc. (a)(b)	1,445	121,250
Total Mining, Quarrying, and Oil and
Gas Extraction (Cost $342,759)		392,824

Professional, Scientific, and Technical Services – 0.70%

Scientific Research and Development Services – 0.70%
Covance Inc. (a)	1,088	56,228
Total Professional, Scientific, and Technical
Services (Cost $47,195)		56,228

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 38.16% (Continued)

Retail Trade – 1.95%

Automotive Parts, Accessories, and
Tire Stores – 0.48%
AutoZone, Inc. (a)	286	$38,699

Electronics and Appliance Stores – 0.63%
Best Buy Co., Inc.	1,321	50,436

Other General Merchandise Stores – 0.84%
Wal-Mart Stores, Inc.	1,349	67,018
Total Retail Trade (Cost $150,717)		156,153

Transportation and Warehousing – 1.00%

Rail Transportation – 1.00%
Burlington Northern Santa Fe Corp.	1,056	79,538
Total Transportation and Warehousing (Cost $79,893)		79,538

Utilities – 1.56%

Electric Power Generation, Transmission
and Distribution – 0.48%
FPL Group, Inc.	788	38,691

Natural Gas Distribution – 1.08%
Public Service Enterprise Group, Inc.	2,893	86,211
Total Utilities (Cost $132,137)		124,902

Wholesale Trade – 0.86%

Drugs and Druggists’ Sundries Merchant
Wholesalers – 0.86%
AmerisourceBergen Corp.	3,081	68,244
Total Wholesale Trade (Cost $55,836)		68,244
TOTAL COMMON STOCKS (Cost $2,685,028)		3,051,819

CLOSED-END FUNDS – 0.27%
John Hancock Bank and Thrift Opportunity Fund	1,622	21,573
TOTAL CLOSED-END FUNDS
(Cost $23,113)		21,573

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
EXCHANGE-TRADED FUNDS – 51.43%
Vanguard Value ETF	91,708	$4,114,021
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,235,060)		4,114,021

SHORT-TERM INVESTMENTS – 8.25%

Investment Companies – 8.25%
Fidelity Institutional Money
Market Portfolio, 0.26% (c)	659,704	659,704
TOTAL SHORT-TERM INVESTMENTS
(Cost $659,704)		659,704
Total Investments (Cost $7,602,905) – 98.11%		7,847,117
Other Assets in Excess of Liabilities – 1.89%		151,348
TOTAL NET ASSETS – 100.00%		$7,998,465

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)Non Income Producing
(b)Foreign Issued Security
(c)     Rate shown is the 7-day yield as of October 31, 2009.
The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value
COMMON STOCKS – 55.56%

Accommodation and Food Services – 1.78%

Full-Service Restaurants – 1.12%
Chipotle Mexican Grill, Inc. - Class A (a)	592	$48,242
Darden Restaurants, Inc.	1,157	35,069
		83,311
Hotels Restaurants & Leisure – 0.66%
Buffalo Wild Wings Inc. (a)	1,192	48,884
Total Accommodation and Food Services
(Cost $128,516)		132,195

Administrative and Support and Waste
Management and Remediation Services – 1.90%

Facilities Support Services – 0.70%
The Geo Group Inc. (a)	2,455	51,923

Office Administrative Services – 0.66%
Aecom Technology Corp. (a)	1,950	49,218

Waste Treatment and Disposal – 0.54%
Clean Harbors, Inc. (a)	720	40,644
Total Administrative and Support and Waste
Management and Remediation Services
(Cost $143,338)		141,785

Arts, Entertainment, and Recreation – 0.70%

Gambling Industries – 0.70%
Bally Technologies, Inc. (a)	1,329	52,349
Total Arts, Entertainment, and Recreation
(Cost $46,587)		52,349

Construction – 0.56%

Other Heavy and Civil Engineering
Construction – 0.56%
Orion Marine Group, Inc. (a)	2,205	41,983
Total Construction (Cost $47,792)		41,983

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 55.56% (Continued)

Educational Services – 2.62%

Colleges, Universities, and Professional
Schools – 0.51%
American Public Education Inc. (a)	1,182	$37,706

Elementary and Secondary Schools – 0.54%
Corinthian Colleges, Inc. (a)	2,510	39,809

Other Schools and Instruction – 0.90%
Capella Education Co. (a)	975	67,177

Technical and Trade Schools – 0.67%
DeVry, Inc.	907	50,148
Total Educational Services (Cost $186,467)		194,840

Finance and Insurance – 4.66%

Agencies, Brokerages, and Other Insurance
Related Activities – 1.44%
Catalyst Health Solutions, Inc. (a)	1,910	59,917
CNinsure, Inc. - ADR (b)	2,350	47,635
		107,552
Insurance Carriers – 1.35%
Tower Group, Inc.	2,039	50,119
Unitrin, Inc.	2,570	50,372
		100,491
Nondepository Credit Intermediation – 0.68%
First Cash Financial Services, Inc. (a)	2,930	50,337

Other Financial Investment Activities – 1.19%
Janus Capital Group Inc.	4,535	59,499
The Nasdaq OMX Group, Inc. (a)	1,593	28,770
		88,269
Total Finance and Insurance (Cost $375,250)		346,649

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 55.56% (Continued)

Health Care – 0.73%

Pharmaceutical and Medicine
Manufacturing – 0.73%
Life Technologies Corp. (a)	1,152	$54,340
Total Health Care (Cost $51,448)		54,340

Health Care and Social Assistance – 2.85%

Home Health Care Services – 1.47%
Almost Family, Inc. (a)	1,795	54,478
LHC Group Inc. (a)	1,955	54,564
		109,042
Medical and Diagnostic Laboratories – 0.70%
Genoptix, Inc. (a)	1,505	52,359

Other Ambulatory Health Care Services – 0.68%
Chemed Corp.	1,111	50,351
Total Health Care and Social Assistance (Cost $198,640)		211,752

Information – 5.00%

Data Processing, Hosting, and
Related Services – 0.74%
HMS Holdings Corp. (a)	1,277	54,822

Motion Picture and Video Industries – 0.88%
Netflix Inc. (a)	1,232	65,850

Other Information Services – 1.65%
Baidu.com, Inc. - ADR (a)(b)	212	80,119
Shanda Interactive Entertainment Ltd. - ADR (a)(b)	982	42,894
		123,013
Other Telecommunications – 0.49%
Neutral Tandem Inc. (a)	1,725	36,380

Software Publishers – 1.24%
ANSYS, Inc. (a)	1,044	42,365
Art Technology Group, Inc. (a)	12,064	49,704
		92,069
Total Information (Cost $324,796)		372,134

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 55.56% (Continued)

Information Technology – 2.69%

Internet Software & Services – 0.78%
VistaPrint Ltd. (a)(b)	1,141	$58,248

Office Administrative Services – 0.54%
Mantech International Corp. (a)	924	40,527

Other Information Services – 0.66%
AsiaInfo Holdings, Inc. (a)	2,221	48,995

Software – 0.71%
Perfect World Co., Ltd. - ADR (a)(b)	1,200	52,812
Total Information Technology (Cost $143,673)		200,582

Manufacturing – 18.73%

Agriculture, Construction, and Mining
Machinery Manufacturing – 1.19%
AGCO Corp. (a)	940	26,424
FMC Technologies, Inc. (a)	1,184	62,278
		88,702
Audio and Video Equipment
Manufacturing – 0.85%
Dolby Laboratories Inc. - Class A (a)	1,504	63,078

Beverage Manufacturing – 0.84%
Fomento Economico Mexicano SA de CV - ADR (b)	1,446	62,626

Computer and Peripheral Equipment
Manufacturing – 1.23%
Blue Coat Systems, Inc. (a)	2,155	48,013
VeriFone Holdings, Inc. (a)	3,290	43,757
		91,770
Iron and Steel Mills and Ferroalloy
Manufacturing – 0.52%
Texas Industries, Inc.	1,173	39,049

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 55.56% (Continued)

Manufacturing – 18.73% (Continued)

Medical Equipment and Supplies
Manufacturing – 2.37%
American Medical Systems Holdings, Inc. (a)	3,330	$51,349
Intuitive Surgical, Inc. (a)	265	65,283
NewMarket Corp.	637	59,559
		176,191
Motor Vehicle Parts Manufacturing – 0.66%
Fuel Systems Solutions, Inc. (a)	1,490	48,783

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing – 1.19%
FEI Co. (a)	1,803	42,929
Resmed, Inc. (a)	923	45,421
		88,350
Other Chemical Product and Preparation
Manufacturing – 0.87%
CARBO Ceramics Inc.	1,109	64,755

Other Electrical Equipment and Component
Manufacturing – 0.74%
EnerSys (a)	2,481	54,830

Other Fabricated Metal Product
Manufacturing – 0.71%
Cameron International Corp. (a)	1,422	52,571

Other Food Manufacturing – 0.73%
Green Mountain Coffee Roasters, Inc. (a)	822	54,704

Pharmaceutical and Medicine
Manufacturing – 3.32%
Impax Laboratories, Inc. (a)	5,495	48,796
Martek Biosciences Corp. (a)	1,903	34,178
Perrigo Co.	1,424	52,958
United Therapeutics Corp. (a)	1,366	58,110
ViroPharma, Inc. (a)	7,021	52,938
		246,980

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 55.56% (Continued)

Manufacturing – 18.73% (Continued)

Semiconductor and Other Electronic
Component Manufacturing – 2.58%
Amphenol Corp. - Class A	1,207	$48,425
Jabil Circuit, Inc.	3,510	46,964
SunPower Corp. - Class A (a)	1,343	33,320
Trina Solar Ltd. - ADR (a)(b)	1,957	63,563
		192,272
Soap, Cleaning Compound, and Toilet
Preparation Manufacturing – 0.96%
Tupperware Brands Corp.	1,586	71,402
Total Manufacturing (Cost $1,351,593)		1,396,063

Mining, Quarrying, and Oil and
Gas Extraction – 2.28%

Oil and Gas Extraction – 2.28%
Arena Resources, Inc. (a)	1,578	58,796
Carrizo Oil & Gas, Inc. (a)	2,469	57,231
Quicksilver Resources Inc. (a)	4,409	53,790
Total Mining, Quarrying, and Oil and Gas Extraction
(Cost $173,312)		169,817

Professional, Scientific, and Technical
Services – 5.14%

Advertising, Public Relations, and Related
Services – 0.49%
ValueClick, Inc. (a)	3,725	36,654

Computer Systems Design and Related
Services – 3.32%
Phase Forward Inc. (a)	3,110	40,772
priceline.com Inc. (a)	402	63,432
Solera Holdings Inc.	1,602	51,616
Sykes Enterprises, Inc. (a)	2,180	51,753
SYNNEX Corp. (a)	1,545	39,753
		247,326

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 55.56% (Continued)

Professional, Scientific, and Technical
Services – 5.14% (Continued)

Management, Scientific, and Technical
Consulting Services – 0.71%
Hewitt Associates, Inc. - Class A (a)	1,488	$52,854

Scientific Research and Development
Services – 0.62%
Alexion Pharmaceuticals, Inc. (a)	1,035	45,964
Total Professional, Scientific, and Technical
Services (Cost $357,679)		382,798

Retail Trade – 3.22%

Automobile Dealers – 0.51%
Group 1 Automotive, Inc.	1,485	37,749

Automotive Parts, Accessories, and
Tire Stores – 0.58%
America’s Car-Mart, Inc. (a)	2,106	43,657

Clothing Stores – 0.73%
Aeropostale, Inc. (a)	1,448	54,343

Health and Personal Care Stores – 0.60%
Owens & Minor, Inc.	1,091	44,611

Sporting Goods, Hobby, and Musical
Instrument Stores – 0.80%
Jo-Ann Stores, Inc. (a)	2,229	59,336
Total Retail Trade (Cost $222,057)		239,696

Transportation and Warehousing – 1.32%

Scheduled Air Transportation – 1.32%
Copa Holdings SA - Class A (b)	1,292	54,561
Gol – Linhas Aereas Inteligentes S.A. - ADR (b)	4,231	43,452
Total Transportation and Warehousing (Cost $82,386)		98,013

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 55.56% (Continued)

Wholesale Trade – 1.35%

Electrical and Electronic Goods Merchant
Wholesalers – 0.56%
Brightpoint, Inc. (a)	5,670	$41,788

Farm Product Raw Material Merchant
Wholesalers – 0.79%
The Andersons, Inc.	1,894	58,771
Total Wholesale Trade (Cost $103,847)		100,559
TOTAL COMMON STOCKS (Cost $3,937,381)		4,135,555

EXCHANGE-TRADED FUNDS – 37.82%
iShares Russell 2000 Growth Index Fund	36,269	2,216,399
iShares Russell Midcap Growth Index Fund	14,664	599,024
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,094,981)		2,815,423

SHORT-TERM INVESTMENTS – 4.05%

Investment Companies – 4.05%
AIM Liquid Assets, 0.21% (c)	273,541	273,541
Fidelity Institutional Money Market Portfolio, 0.26% (c)	27,649	27,649
TOTAL SHORT-TERM INVESTMENTS
(Cost $301,190)		301,190
Total Investments (Cost $6,333,552) – 97.43%		7,252,168
Other Assets in Excess of Liabilities – 2.57%		191,370
TOTAL NET ASSETS – 100.00%		$7,443,538

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)Non Income Producing
(b)Foreign Issued Security
(c)     Rate shown is the 7-day yield as of October 31, 2009.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value
COMMON STOCKS – 56.57%

Administrative and Support and Waste
Management and Remediation Services – 3.62%

Business Support Services – 2.12%
Lender Processing Services, Inc.	3,569	$142,046

Waste Treatment and Disposal – 1.50%
Republic Services, Inc.	3,890	100,790
Total Administrative and Support and Waste
Management and Remediation Services
(Cost $212,778)		242,836

Construction – 1.33%

Other Heavy and Civil Engineering
Construction – 1.33%
KBR, Inc.	4,354	89,126
Total Construction (Cost $101,858)		89,126

Finance and Insurance – 12.59%

Insurance Carriers – 4.57%
Fidelity National Financial, Inc.	5,531	75,055
HCC Insurance Holdings, Inc.	4,853	128,071
PartnerRe Ltd. (b)	1,356	103,707
		306,833
Nondepository Credit Intermediation – 2.78%
EZCORP, Inc. (a)	8,350	108,300
First Cash Financial Services, Inc. (a)	4,568	78,478
		186,778
Other Investment Pools and Funds – 5.24%
Annaly Capital Management, Inc.	5,353	90,519
LTC Properties, Inc.	5,567	132,216
OMEGA Healthcare Investors, Inc.	7,672	116,308
Parkway Properties, Inc.	725	12,797
		351,840
Total Finance and Insurance (Cost $852,596)		845,451

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 56.57% (Continued)

Information – 2.69%

Newspaper, Periodical, Book, and
Directory Publishers – 1.55%
John Wiley & Sons, Inc.	2,962	$104,322

Wired Telecommunications Carriers – 1.14%
Frontier Communications Corp.	10,670	76,504
Total Information (Cost $189,871)		180,826

Manufacturing – 7.41%

Computer and Peripheral Equipment
Manufacturing – 0.80%
Hypercom Corp. (a)	18,878	53,802

Dairy Product Manufacturing – 1.59%
Dean Foods Co. (a)	5,852	106,682

Pesticide and Other Agricultural Chemical
Manufacturing – 1.33%
Terra Industries Inc.	2,819	89,560

Petroleum and Coal Products
Manufacturing – 1.31%
Holly Corp.	3,033	87,987

Pharmaceutical and Medicine
Manufacturing – 1.04%
Chattem, Inc. (a)	1,106	70,087

Plastics Product Manufacturing – 1.34%
Jarden Corp.	3,283	89,922
Total Manufacturing (Cost $458,249)		498,040

Mining – 7.65%

Oil and Gas Extraction – 5.11%
Cabot Oil & Gas Corp.	3,176	122,181
Petrohawk Energy Corp. (a)	5,674	133,452
Swift Energy Co. (a)	4,104	86,923
		342,556

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 56.57% (Continued)

Mining – 7.65% (Continued)

Support Activities for Mining – 2.54%
Global Industries, Ltd. (a)	7,244	$52,809
Superior Energy Services, Inc. (a)	5,460	117,990
		170,799
Total Mining (Cost $563,476)		513,355

Professional, Scientific, and
Technical Services – 9.16%

Architectural, Engineering, and
Related Services – 2.55%
McDermott International, Inc. (a)(b)	7,708	171,349

Computer Systems Design and
Related Services – 2.32%
Cogent Inc. (a)	7,387	71,285
VeriSign, Inc. (a)	3,711	84,648
		155,933
Management, Scientific, and Technical
Consulting Services – 2.94%
FTI Consulting Inc. (a)	2,855	116,512
Navigant Consulting, Inc. (a)	5,674	80,798
		197,310
Other Professional, Scientific, and
Technical Services – 1.35%
Wright Express Corp. (a)	3,247	90,624
Total Professional, Scientific, and
Technical Services (Cost $609,259)		615,216

Retail Trade – 1.62%

Clothing Stores – 1.62%
Hanesbrands, Inc. (a)	5,032	108,792
Total Retail Trade (Cost $126,844)		108,792

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 56.57% (Continued)

Transportation and Warehousing – 6.11%

Deep Sea, Coastal, and Great Lakes
Water Transportation – 6.11%
Aegean Marine Petroleum Network Inc. (b)	7,958	$187,013
Genco Shipping & Trading Ltd. (a)(b)	4,496	89,425
Navios Maritime Holdings, Inc. (b)	15,238	69,638
OMEGA Healthcare Investors, Inc. (b)	6,530	21,810
StealthGas, Inc. (b)	6,602	42,385
Total Transportation and Warehousing (Cost $402,796)		410,271

Utilities – 4.39%

Electric Power Generation, Transmission
and Distribution – 4.39%
ALLETE, Inc.	2,712	91,801
CMS Energy Corp.	9,064	120,551
UIL Holdings Corp.	3,212	82,484
Total Utilities (Cost $274,521)		294,836
TOTAL COMMON STOCKS (Cost $3,792,248)		3,798,749

EXCHANGE-TRADED FUNDS – 40.25%
iShares Russell 2000 Value Index Fund	39,296	2,077,579
iShares Russell Midcap Value Index Fund	18,590	625,368
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,029,508)		2,702,947

SHORT-TERM INVESTMENTS – 2.38%

Investment Companies – 2.38%
Fidelity Institutional Money
Market Portfolio, 0.26% (c)	159,480	159,480
TOTAL SHORT-TERM INVESTMENTS
(Cost $159,480)		159,480
Total Investments (Cost $5,981,236) – 99.20%		6,661,176
Other Assets in Excess of Liabilities – 0.80%		53,821
TOTAL NET ASSETS – 100.00%		$6,714,997

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)Non Income Producing
(b)Foreign Issued Security
(c)     Rate shown is the 7-day yield as of October 31, 2009.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value
COMMON STOCKS – 45.91%

Australia – 2.95%
BHP Billiton Ltd. (b)	3,810	$128,437
Cochlear Ltd. (b)	1,611	92,954
CSL Ltd. (b)	2,363	67,002
QBE Insurance Group Ltd. (b)	3,594	73,664
Woolworths Ltd. (b)	1,428	36,801
		398,858
Belgium – 1.21%
Anheuser-Busch InBev NV (b)	3,483	164,050

Bermuda – 0.68%
Esprit Holdings Ltd.	7,400	50,175
Li & Fung Ltd. (b)	10,000	42,450
		92,625
Brazil – 0.49%
Petroleo Brasileiro SA - ADR	1,664	66,760

Canada – 2.57%
Bombardier Inc. (b)	11,839	48,032
Canadian National Railway Co. (b)	1,055	50,993
Canadian Natural Resources Ltd. (b)	926	60,093
EnCana Corp. (b)	850	47,133
Suncor Energy, Inc. (b)	2,161	71,737
Talisman Energy Inc. (b)	4,087	69,725
		347,713
Denmark – 1.03%
Novo Nordisk A/S (b)	1,881	117,162
Vestas Wind Systems A/S (b)	313	22,218
		139,380
Finland – 0.22%
Nokia Oyj (b)	2,375	30,163

France – 1.89%
Axa (b)	2,573	64,428
Cap Gemini SA (b)	659	30,656

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 45.91% (Continued)

France – 1.89% (Continued)
Danone SA (b)	818	$49,302
Total SA (b)	1,857	111,049
		255,435
Germany – 3.09%
Adidas AG (b)	958	44,411
Bayer AG (b)	2,050	142,487
Deutsche Boerse AG (b)	374	30,338
Merck KGaA (b)	817	76,841
Puma AG Rudolf Dassler Sport (b)	303	92,624
SAP AG (b)	688	31,185
		417,886
Hong Kong – 0.69%
Hutchison Whampoa Ltd. (b)	13,000	92,843
		92,843
India – 0.83%
Infosys Technologies Ltd. - ADR	2,454	112,884

Ireland – 0.29%
CRH PLC (b)	1,630	39,937

Israel – 1.42%
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,818	192,733

Italy – 1.63%
Eni SpA (b)	4,123	102,603
Finmeccanica SpA (b)	7,046	118,624
		221,227
Japan – 3.22%
DENSO Corp. (b)	1,700	48,253
FANUC Ltd. (b)	700	59,957
HOYA Corp. (b)	2,900	65,400
Keyence Corp. (b)	330	66,795
Komatsu Ltd. (b)	1,900	38,374
NIDEC Corp. (b)	1,200	104,383
Toyota Motor Corp. (b)	1,300	52,858
		436,020

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 45.91% (Continued)

Jersey – 1.94%
Informa PLC (b)	12,095	$58,203
Shire PLC (b)	8,288	145,821
WPP PLC (b)	6,509	58,596
		262,620
Mexico – 1.52%
America Movil SAB de C.V. - ADR	2,921	128,904
Grupo Televisa SA - ADR	3,978	77,014
		205,918
Netherlands – 1.89%
Koninklijke Ahold NV (b)	4,246	53,613
Koninklijke KPN NV (b)	5,541	100,707
TNT NV (b)	2,490	66,252
Unilever NV (b)	1,130	34,931
		255,503
Norway – 0.28%
Petroleum Geo-Services ASA (a)(b)	3,996	37,895

Philippines – 0.78%
Philippine Long Distance Telephone Co. (b)	1,940	105,729

Singapore – 1.94%
Keppel Corp. Ltd. (b)	16,000	93,496
Singapore Technologies Engineering Ltd. (b)	29,000	59,177
United Overseas Bank Ltd. (b)	9,000	109,679
		262,352
South Korea – 0.46%
Hyundai Mobis (b)	456	61,906

Spain – 0.66%
Telefonica SA (b)	3,211	89,926

Switzerland – 4.51%
Nestle SA (b)	3,581	166,920
Novartis AG (b)	684	35,837
Roche Holding AG (b)	1,219	195,701

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 45.91% (Continued)

Switzerland – 4.51% (Continued)
Sonova Holding AG (b)	1,018	$104,985
Syngenta AG (b)	453	107,653
		611,096
Taiwan – 0.89%
MediaTek Inc. (b)	3,000	42,893
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR	8,069	76,978
		119,871
Turkey – 0.34%
Akbank TAS (b)	8,390	45,766

United Kingdom – 8.49%
BAE Systems PLC (b)	10,730	55,385
BG Group PLC (b)	4,825	83,546
British American Tobacco PLC (b)	2,483	79,182
Capita Group PLC (b)	4,507	56,440
Compass Group PLC (b)	18,320	116,663
Imperial Tobacco Group PLC (b)	5,663	167,300
International Power PLC (b)	21,512	89,679
Reckitt Benckiser Group PLC (b)	3,272	162,985
Reed Elsevier PLC (b)	8,512	64,571
Smith & Nephew PLC (b)	3,646	32,344
Tesco PLC (b)	17,851	119,345
Vodafone Group PLC (b)	55,733	123,076
		1,150,516
TOTAL COMMON STOCKS (Cost $5,880,904)		6,217,612

CLOSED-END FUNDS – 0.39%
India Fund, Inc.	1,901	53,304
TOTAL CLOSED-END FUNDS (Cost $36,937)		53,304

OPEN-END FUNDS – 45.09%
Fidelity Spartan International Index Fund	186,184	6,106,846
TOTAL OPEN-END FUNDS (Cost $4,293,835)		6,106,846

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
SHORT-TERM INVESTMENTS – 7.02%

Investment Companies – 7.02%
Fidelity Institutional Money
Market Portfolio, 0.26% (c)	950,555	$950,555
TOTAL SHORT-TERM INVESTMENTS
(Cost $950,555)		950,555
Total Investments (Cost $11,162,231) – 98.44%		13,328,317
Other Assets in Excess of Liabilities – 1.56%		215,130
TOTAL NET ASSETS – 100.00%		$13,543,447

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)Non Income Producing
(b)Foreign Issued Security
(c)     Rate shown is the 7-day yield as of October 31, 2009.
The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
PORTFOLIO DIVERSIFICATION
October 31, 2009

	Value	Percentage
Consumer Discretionary	$767,724	5.67%
Consumer Staples	1,034,429	7.64%
Energy	650,541	4.80%
Financials	323,875	2.39%
Health Care	1,061,379	7.84%
Industrials	761,792	5.63%
Information Technology	561,337	4.14%
Materials	418,515	3.09%
Telecommunication Services	548,341	4.05%
Utilities	89,679	0.66%
Total Foreign Common Stocks	6,217,612	45.91%
Total Closed-End Funds	53,304	0.39%
Total Open-End Funds	6,106,846	45.09%
Total Short Term Investments	950,555	7.02%
Total Investments	13,328,317	98.41%
Other Assets in Excess of Liabilities	215,130	1.59%
Total Net Assets	$13,543,447	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value
COMMON STOCKS – 79.69%

Bermuda – 0.93%
Credicorp Ltd. (b)	888	$61,299

Brazil – 14.38%
Banco Bradesco SA - ADR (b)	5,163	101,711
Bco Do Brasil SA (b)	2,600	41,636
BM&F Bovespa SA (b)	6,563	42,472
Cia Brasileira de Meios de Pagamento (b)	2,857	26,192
Companhia de Bebidas das Americas - ADR (b)	620	55,850
Companhia Energetica de Minas Gerais - ADR (b)	4,201	66,334
Companhia Siderurgica Nacional SA - ADR (b)	950	31,502
Hypermarcas SA (a)(b)	3,276	67,078
Itau Unibanco Holding SA - ADR (b)	4,754	90,992
Natura Cosmeticos SA (b)	1,548	27,725
Petroleo Brasileiro SA - ADR (b)	5,488	253,655
Redecard SA (b)	1,575	23,380
Tele Norte Leste Participacoes SA - ADR (b)	2,253	42,942
Totvs SA (b)	1,394	75,959
		947,428
Cayman Islands – 2.22%
Belle International Holdings Ltd. (b)	58,000	59,720
China State Construction
International Holdings Ltd. (b)	115,600	47,283
Tencent Holdings Ltd. (b)	2,200	38,917
		145,920
China – 8.68%
China CITIC Bank (b)	43,000	32,957
China Construction Bank Corp. (b)	109,000	95,777
China National Building Material Co., Ltd. (b)	20,000	44,025
China National Materials Co., Ltd. (b)	58,000	46,848
China Petroleum & Chemical Corp. (b)	66,000	57,397
China Railway Group Ltd. (a)(b)	57,000	45,966
China Shenhua Energy Co., Ltd. (b)	13,500	62,185
China Shipping Development Co. Ltd. (b)	36,000	52,117
Ping An Insurance Co., of China Ltd. (b)	7,000	62,863
Weichai Power Co., Ltd. (b)	10,800	71,766
		571,901

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 79.69% (Continued)

Colombia – 0.79%
Ecopetrol SA (b)	41,030	$52,300

Egypt – 0.50%
Orascom Construction Industries (b)	684	32,723

Hong Kong – 6.42%
China Mobile Ltd. - ADR (b)	2,622	122,526
China Overseas Land & Investment Ltd. (b)	11,120	24,507
CNOOC Ltd. (b)	69,000	107,014
Denway Motors Ltd. (b)	94,000	45,725
Industrial & Commercial Bank of China Ltd. (b)	152,000	123,362
		423,134
India – 2.89%
Infosys Technologies Ltd. - ADR (b)	2,560	117,760
Larsen & Toubro Ltd. - ADR (b)(c)	2,168	72,382
		190,142
Indonesia – 1.06%
PT United Tractors Tbk (b)	44,500	69,895

Israel – 0.39%
Teva Pharmaceutical Industries, Ltd. - ADR (b)	512	25,846

Luxembourg – 0.44%
Tenaris SA - ADR (b)	819	29,173

Malaysia – 1.45%
AirAsia Berhad (a)(b)	71,800	28,404
CIMB Group Holding (b)	18,300	66,926
		95,330
Mexico – 5.88%
America Movil SAB de CV - ADR (b)	2,822	124,535
Cemex SAB de CV - ADR (a)(b)	1,674	17,380
Empresas ICA SAB de CV (a)(b)	26,473	58,104
Fomento Economico Mexicano,
SAB de CV - ADR (b)	684	29,624
Groupo Mexico SAB de CV (b)	36,837	73,207
Grupo Televisa SA de CV - ADR (b)	1,278	24,742

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 79.69% (Continued)

Mexico – 5.88% (Continued)
Grupo Financiero Banorte SAB de CV (b)	10,553	$34,615
Wal-Mart de Mexico SAB de CV - ADR (b)	714	24,854
		387,061
Russia – 8.56%
Gazprom - ADR (b)	6,481	156,840
LUKOIL - ADR (b)	1,863	106,582
Mining and Metallurgical Company
Norilsk Nickel - ADR (a)(b)	5,654	74,633
Mobile Telesystems - ADR (b)	1,325	60,022
Sberbank (b)	41,434	93,227
Uralkali - ADR (a)(b)	1,384	31,292
Wimm-Bill-Dann Foods - ADR (a)(b)	615	41,562
		564,158
South Africa – 5.30%
Impala Platinum Holdings Ltd. - ADR (b)	2,891	63,602
MTN Group Ltd. (b)	3,292	49,527
Naspers Ltd. - ADR (b)	1,949	70,164
Sasol - ADR (b)	1,176	43,971
Shoprite Holdings Ltd. (b)	7,162	58,690
Standard Bank Group Ltd. (b)	5,045	63,434
		349,388
South Korea – 10.26%
Amorepacific Corp. (b)	39	26,951
Hyundai Heavy Industries Co., Ltd. (b)	168	23,589
Hyundai Motor Co. - ADR (b)(c)	1,410	65,297
KB Financial Group, Inc. - ADR (a)(b)	2,793	132,500
LG Chemical Ltd. (b)	196	34,400
POSCO - ADR (b)	692	70,667
Samsung Electronics Co., Ltd. - ADR (b)(c)	781	238,809
Samsung Fire & Marine Insurance Co., Ltd. (b)	167	30,723
Shinsegae Co., Ltd. (b)	122	53,248
		676,184

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
COMMON STOCKS – 79.69% (Continued)

Taiwan – 7.68%
Asustek Computer Inc. (b)	28,056	$52,622
Chinatrust Financial Holding Co., Ltd. (b)	111,432	68,525
Formosa Plastics Corp. (b)	19,260	37,427
Hon Hai Precision Industry Co., Ltd. - ADR (b)(c)	12,421	99,299
MediaTek Inc. (b)	2,004	28,652
President Chain Store Corp. (b)	10,224	23,357
Taiwan Mobile Co., Ltd. (b)	20,000	35,974
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR (b)	16,809	160,358
		506,214
Turkey – 0.58%
Turkiye Garanti Bankasi AS (b)	10,413	38,098

United Kingdom – 1.28%
Eurasian Natural Resources Corp. (b)	3,895	53,283
Standard Chartered PLC (b)	1,200	30,735
		84,018
TOTAL COMMON STOCKS (Cost $4,817,503)		5,250,212

PREFERRED STOCKS – 5.19%

Brazil – 5.19%
Usinas Siderurgicas de Minas Gerais SA (b)	2,689	70,217
Vale SA - ADR (b)	11,775	272,002
TOTAL PREFERRED STOCKS (Cost $295,720)		342,219

EXCHANGE-TRADED FUNDS – 10.57%
Vanguard Emerging Markets ETF	18,530	696,728
TOTAL EXCHANGE-TRADED FUNDS
(Cost $602,069)		696,728

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Shares	Value
SHORT-TERM INVESTMENTS – 4.38%

Investment Companies – 4.38%
AIM Liquid Assets, 0.21% (d)	185,254	$185,254
Fidelity Institutional Money
Market Portfolio, 0.26% (d)	103,193	103,193
TOTAL SHORT-TERM INVESTMENTS
(Cost $288,447)		288,447
Total Investments (Cost $6,003,739) – 99.83%		6,577,606
Other Assets in Excess of Liabilities – 0.17%		11,117
TOTAL NET ASSETS – 100.00%		$6,588,723
FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)Non Income Producing
(b)Foreign Issued Security
(c)Restricted security under Rule 144A of the Securities Act of 1933.
(d)     Rate shown is the 7-day yield as of October 31, 2009.

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
PORTFOLIO DIVERSIFICATION
October 31, 2009

	Value	Percentage
Consumer Discretionary	$265,648	4.03%
Consumer Staples	408,938	6.21%
Energy	869,118	13.19%
Financials	1,236,356	18.77%
Health Care	25,846	0.39%
Industrials	549,078	8.33%
Information Technology	861,948	13.08%
Materials	531,418	8.07%
Telecommunication Services	435,528	6.61%
Utilities	66,334	1.01%
Total Foreign Common Stock	5,250,212	79.69%
Total Foreign Preferred Stock	342,219	5.19%
Total Exchange-Traded Funds	696,728	10.57%
Total Short-Term Investments	288,447	4.38%
Total Investments	6,577,606	99.83%
Other Assets in Excess of Liabilities	11,117	0.17%
Total Net Assets	$6,588,723	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2009

	Shares	Value
EXCHANGE-TRADED FUNDS – 40.85%
SPDR Lehman International Treasury Bond ETF	20,258	$1,185,093
Vanguard Total Bond Market ETF	14,911	1,184,977
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,257,822)		2,370,070

OPEN-END FUNDS – 56.47%
Loomis Sayles Global Bond Fund	151,831	2,461,182
Oppenheimer International Bond Fund	124,732	815,744
TOTAL OPEN-END FUNDS
(Cost $3,125,137)		3,276,926

SHORT-TERM INVESTMENTS – 1.16%

Investment Companies – 1.16%
Fidelity Institutional Money Market Portfolio, 0.26% (a)	67,392	67,392
TOTAL SHORT-TERM INVESTMENTS
(Cost $67,392)		67,392
Total Investments (Cost $5,450,351) – 98.48%		5,714,388
Other Assets in Excess of Liabilities – 1.52%		87,962
TOTAL NET ASSETS – 100.00%		$5,802,350

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)     Rate shown is the 7-day yield as of October 31, 2009.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2009

	Principal
	Amount	Value
ASSET BACKED SECURITIES – 1.43%
Capital Auto Receivables Asset Trust,
4.68%, 10/15/2012	$30,000	$31,190
Capital One Multi-Asset Execution Trust,
4.05%, 03/15/2013	30,000	30,518
Discover Card Master Trust, 0.473%, 09/15/2012	30,000	29,977
Hyundai Auto Receivables Trust,
2.03%, 08/15/2013	20,000	20,167
Nissan Auto Lease Trust, 2.92%, 12/15/2011	25,000	25,521
Nissan Auto Lease Trust, 2.07%, 01/15/2015	25,000	25,106
TOTAL ASSET BACKED SECURITIES
(Cost $161,538)		162,479

CORPORATE BONDS – 12.56%

Finance and Insurance – 4.97%

Agencies, Brokerages, and Other Insurance
Related Activities – 0.28%
MetLife, Inc., 5.00%, 06/15/2015	30,000	31,522

Depository Credit Intermediation – 1.75%
Bank of America Corp., 7.625%, 06/01/2019	5,000	5,780
Bank of America Corp., 7.375%, 05/15/2014	40,000	44,830
Bank of America Corp., 5.75%, 08/15/2016	30,000	30,113
BB&T Corp., 3.10%, 07/28/2011	20,000	20,402
PNC Financial Services Group, Inc.,
6.00%, 12/07/2017	35,000	35,773
Wachovia Corp. 5.75%, 06/15/2017	20,000	20,889
Wells Fargo & Co., 4.375%, 01/31/2013	40,000	41,683
		199,470
Insurance Carriers – 0.36%
American International Group, Inc.,
5.85%, 01/16/2018	20,000	15,090
UnitedHealth Group, Inc., 4.875%, 04/01/2013	25,000	26,156
		41,246
Nondepository Credit Intermediation – 1.46%
Caterpillar Financial Services Corp.,
4.85%, 12/07/2012	20,000	21,331

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Principal
	Amount	Value
CORPORATE BONDS – 12.56% (Continued)

Finance and Insurance – 4.97% (Continued)

Nondepository Credit
Intermediation – 1.46% (Continued)
General Electric Capital Corp., 5.45%, 01/15/2013	$35,000	$37,247
General Electric Capital Corp., 5.25%, 10/19/2012	30,000	32,265
HSBC Finance Corp., 6.375%, 10/15/2011	30,000	32,125
National Rural Utilities Cooperative Finance Corp.,
7.25%, 03/01/2012	20,000	22,235
Santander Central Hispano Issuances Ltd.,
7.625%, 09/14/2010 (a)	20,000	21,125
		166,328
Other Investment Pools and Funds – 0.47%
JPMorgan Chase & Co., 5.75%, 01/02/2013	50,000	53,867

Securities and Commodity Contracts
Intermediation and Brokerage – 0.65%
The Charles Schwab Corp., 4.95%, 06/01/2014	25,000	26,665
Goldman Sachs Group, Inc., 5.15%, 01/15/2014	20,000	21,149
Prudential Financial, Inc., 5.15%, 01/15/2013	25,000	26,257
		74,071
Total Finance and Insurance (Cost $544,453)		566,504

Information – 1.60%

Cable and Other Subscription
Programming – 0.23%
Comcast Corp., 5.70%, 07/01/2019	25,000	26,195

Wired Telecommunications Carriers – 1.00%
AT&T, Inc. 5.50%, 02/01/2018	30,000	31,545
AT&T, Inc. 5.625%, 06/15/2016	30,000	32,685
Verizon Communications, Inc. 5.55%, 02/15/2016	40,000	43,371
Verizon Communications Inc., 7.375%, 09/01/2012	5,000	5,692
		113,293

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Principal
	Amount	Value
CORPORATE BONDS – 12.56% (Continued)

Information – 1.60% (Continued)

Wireless Telecommunications
Carriers (except Satellite) – 0.37%
Vodafone Group Plc, 5.50%, 06/15/2011 (a)	$40,000	$42,392
Total Information (Cost $175,208)		181,880

Manufacturing – 2.23%

Aerospace Product and Parts
Manufacturing – 0.19%
The Boeing Co., 6.10%, 03/01/2011	20,000	21,315

Animal Slaughtering and Processing – 0.19%
Conagra Foods, Inc., 5.875%, 04/15/2014	20,000	21,884

Bakeries and Tortilla Manufacturing – 0.33%
Kraft Foods Inc., 5.625%, 11/01/2011	35,000	37,368

Beverage Manufacturing – 0.24%
Coca-Cola Enterprises Inc., 5.00%, 08/15/2013	25,000	26,938

Fruit and Vegetable Preserving and Specialty
Food Manufacturing – 0.19%
H.J. Heinz Co., 6.625%, 07/15/2011	20,000	21,695

Grain and Oilseed Milling – 0.24%
General Mills Inc., 6.00%, 02/15/2012	25,000	27,220

Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing - 0.28%
Agrium, Inc., 6.75%, 01/15/2019 (a)	15,000	16,477
Monsanto Co., 5.125%, 04/15/2018	15,000	15,907
		32,384
Petroleum and Coal Products
Manufacturing – 0.19%
Valero Energy Corp., 6.125%, 06/15/2017	15,000	15,623
Valero Energy Corp., 9.375%, 03/15/2019	5,000	5,927
		21,550

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Principal
	Amount	Value
CORPORATE BONDS – 12.56% (Continued)

Manufacturing – 2.23% (Continued)

Pharmaceutical and Medicine
Manufacturing – 0.19%
Wyeth, 5.50%, 02/01/2014	$20,000	$21,939

Resin, Synthetic Rubber, and Artificial Synthetic
Fibers and Filaments Manufacturing – 0.19%
E.I. Du Pont De Nemours & Co.,
5.875%, 01/15/2014	20,000	22,280
Total Manufacturing (Cost $241,355)		254,573

Mining, Quarrying, and Oil and
Gas Extraction – 1.43%

Metal Ore Mining – 0.69%
Barrick Gold Finance Co., 4.875%, 11/15/2014	30,000	31,962
BHP Billiton Ltd., 6.50%, 04/01/2019 (a)	20,000	23,013
Rio Tinto Financial USA Ltd., 8.95%, 05/01/2014 (a)	20,000	23,660
		78,635
Oil and Gas Extraction – 0.74%
ConocoPhillips, 5.625%, 10/15/2016 (a)	30,000	33,061
Marathon Oil Corp., 6.50%, 02/15/2014	25,000	27,835
Occidental Petroleum Corp., 7.00%, 11/01/2013	20,000	23,213
		84,109
Total Mining, Quarrying, and Oil and Gas Extraction
(Cost $146,771)		162,744

Professional, Scientific, and
Technical Services – 0.24%

Computer Systems Design and Related
Services – 0.24%
Electronic Data Systems Corp., 6.00%, 08/01/2013	25,000	27,719
Total Professional, Scientific, and Technical Services
(Cost $26,927)		27,719

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Principal
	Amount	Value
CORPORATE BONDS – 12.56% (Continued)

Retail Trade – 0.58%

Grocery Stores – 0.39%
Kroger Co., 5.00%, 04/15/2013	$15,000	$15,852
Kroger Co., 7.50%, 01/15/2014	5,000	5,775
Safeway, Inc., 6.25%, 03/15/2014	20,000	22,108
		43,735
Health and Personal Care Stores – 0.19%
CVS Caremark Corp., 6.125%, 08/15/2016	20,000	21,943
Total Retail Trade (Cost $62,996)		65,678

Transportation and Warehousing – 0.33%

Rail Transportation – 0.33%
Burlington Northern Santa Fe Corp.,
5.75%, 03/15/2018	20,000	21,675
CSX Corp., 5.75%, 03/15/2013	15,000	16,075
Total Transportation and Warehousing (Cost $35,024)		37,750

Utilities – 1.18%

Electric Power Generation, Transmission
and Distribution – 0.98%
Alabama Power Co., 4.85%, 12/15/2012	20,000	21,627
Columbus Southern Power Co., 5.50%, 03/01/2013	25,000	26,383
Dominion Resources Inc., 5.00%, 03/15/2013	20,000	21,130
Midamerican Energy Holdings, 5.75%, 04/01/2018	20,000	21,419
Peco Energy Co., 4.75%, 10/01/2012	20,000	21,234
		111,793
Natural Gas Distribution – 0.20%
Sempra Energy, 6.50%, 06/01/2016	20,000	21,995
Total Utilities (Cost $127,418)		133,788
TOTAL CORPORATE BONDS (Cost $1,360,152)		1,430,636

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS – 14.80%

U.S. Treasury Inflation Index – 1.54%
2.00%, 01/15/2014	$46,724	$49,108
2.625%, 07/15/2017	114,553	126,196
		175,304
U.S. Treasury Note – 13.26%
1.125%, 06/30/2011	235,000	236,790
1.75%, 11/15/2011	75,000	76,260
1.875%, 06/15/2012	425,000	432,073
2.25%, 05/31/2014	500,000	502,305
4.00%, 08/15/2018	15,000	15,779
2.75%, 02/15/2019	260,000	247,163
		1,510,370
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,673,045)		1,685,674

FOREIGN GOVERNMENT AGENCY ISSUES – 0.38%
European Investment Bank,
4.25%, 07/15/2013 (a)	40,000	43,052
TOTAL FOREIGN GOVERNMENT
AGENCY ISSUES (Cost $42,611)		43,052

U.S. GOVERNMENT AGENCY ISSUES – 10.48%
FAMCA, 6.71%, 07/28/2014	20,000	23,666
FHLB, 5.00%, 11/17/2017	215,000	235,438
FHLB, 1.625%, 07/27/2011	70,000	70,842
FHLB, 3.625%, 09/16/2011	200,000	210,289
FHLB, 2.50%, 05/15/2014	200,000	200,603
FHLMC, 5.38%, 02/01/2036	20,571	21,531
FNMA, 5.856%, 03/01/2037	104,321	111,534
FNMA, 5.206%, 10/01/2037	25,899	27,168
FNMA, 5.50%, 01/01/2038	42,353	44,657
FNMA, 6.00%, 06/01/2038	40,685	43,281
FNMA, 6.00%, 03/01/2039	79,916	85,002
FNMA, 5.50%, 04/01/2039	34,964	36,854
GNMA, 7.50%, 04/15/2030	6,348	7,210
GNMA, 8.00%, 06/15/2030	1,884	2,164

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY
ISSUES – 10.48% (Continued)
GNMA, 6.50%, 07/15/2032	$9,030	$9,747
GNMA, 7.50%, 11/15/2030	449	510
GNMA, 6.00%, 10/15/2038	59,101	62,870
TOTAL U.S. GOVERNMENT
AGENCY ISSUES (Cost $1,155,405)		1,193,366

	Shares
EXCHANGE-TRADED FUNDS – 55.19%
Vanguard Total Bond Market ETF	79,066	6,283,375
TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,094,303)		6,283,375

SHORT-TERM INVESTMENTS – 3.01%

Investment Companies – 3.01%
Fidelity Institutional Money Market Portfolio, 0.26% (b)	342,715	342,715
TOTAL SHORT-TERM INVESTMENTS
(Cost $342,715)		342,715
Total Investments (Cost $10,829,769) – 97.85%		11,141,297
Other Assets in Excess of Liabilities – 2.15%		244,344
TOTAL NET ASSETS – 100.00%		$11,385,641

FOOTNOTES
Percentages are stated as a percent of net assets.
FAMCA  Federal Agricultural Mortgage Corp.
FHLB  Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Assoc.
GNMA  Government National Mortgage Assoc.
(a)Foreign Issued Security
(b)     Rate shown is the 7-day yield as of October 31, 2009.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2009

	Principal
	Amount	Value
MUNICIPAL BONDS – 30.59%

Arizona – 1.10%
City of Phoenix Civic Improvement Corporation,
5.50%, 07/01/2018	$125,000	$143,730

California – 4.68%
California Health Facilities Financing Authority,
5.50%, 07/01/2025	75,000	76,495
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	109,934
State of California Economic Recovery,
5.00%, 07/01/2020	150,000	161,863
State of California Various Purpose,
5.25%, 04/01/2022	100,000	103,141
The Regents of the University of California
Limited Project, 5.00%, 05/15/2021	150,000	160,506
		611,939
Florida – 3.53%
Florida State Turnpike Authority,
5.00%, 07/01/2020	150,000	157,656
State of Florida Department of Transportation,
5.25%, 07/01/2015	150,000	168,588
State of Florida Full Faith and Credit State Board
of Education, 5.00%, 06/01/2022	125,000	134,396
		460,640
Georgia – 1.08%
Metropolitan Atlanta Rapid Transit Authority,
5.00%, 07/01/2017	125,000	141,258

Illinois – 1.08%
University of Illinois, 5.50%, 04/01/2019	125,000	141,461

Iowa – 1.50%
Iowa Finance Authority, 5.50%, 08/01/2026	100,000	111,592
State of Iowa IJOBS Program, 5.00%, 06/01/2016	75,000	83,747
		195,339

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Principal
	Amount	Value
MUNICIPAL BONDS – 30.59% (Continued)

Massachusetts – 1.44%
Massachusetts Health & Education Facilities
Authority, 5.00%, 07/01/2021	$50,000	$53,351
Massachusetts Water Pollution Abatement Trust,
5.00%, 08/01/2018	125,000	135,349
		188,700
Michigan – 1.21%
Michigan State Trunk Line Fund,
5.00%, 09/01/2019	150,000	158,196

New Jersey – 1.24%
New Jersey Economic Development Authority,
5.00%, 03/01/2017	150,000	161,507

New York – 4.75%
New York City Transitional Finance Authority,
5.00%, 08/01/2020	125,000	136,010
New York State Metropolitan Transportation
Authority, 5.25%, 11/15/2024	200,000	214,166
New York State Thruway Authority,
5.00%, 04/01/2017	100,000	109,336
New York State Thruway Authority,
5.00%, 03/15/2021	150,000	161,225
		620,737
North Carolina – 1.47%
North Carolina Eastern Municipal Power Agency,
5.25%, 01/01/2020	50,000	53,095
State of North Carolina Capital Improvement,
5.00%, 05/01/2021	125,000	139,496
		192,591
Tennessee – 2.24%
State of Tennessee, 5.00%, 05/01/2023	175,000	193,625
The Tennessee Energy Acquisition Corp.,
5.25%, 09/01/2020	100,000	98,614
		292,239

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

	Principal
	Amount	Value
MUNICIPAL BONDS – 30.59% (Continued)

Texas – 2.99%
City of Houston Texas Combined Utility System,
5.25%, 05/15/2015	$150,000	$167,020
City of Houston Texas Combined Utility System,
5.25%, 05/15/2017	100,000	112,623
Texas Transportation Commission State Highway,
5.00%, 04/01/2018	100,000	110,779
		390,422
Utah – 1.20%
Intermountain Power Agency of Utah,
5.25%, 07/01/2020	150,000	157,042

Washington – 1.08%
Energy Northwest, 5.00%, 07/01/2016	125,000	140,866
TOTAL MUNICIPAL BONDS (Cost $3,880,695)		3,996,667

	Shares
EXCHANGE-TRADED FUNDS – 66.58%
iShares S&P National Municipal Bond Fund	56,373	5,791,762
SPDR Barclays Capital Municipal Bond ETF	128,748	2,905,842
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,547,058)		8,697,604

SHORT-TERM INVESTMENTS – 3.66%

Investment Companies – 3.66%
Fidelity Institutional Tax-Exempt Portfolio, 0.09% (a)	478,282	478,282
TOTAL SHORT-TERM INVESTMENTS
(Cost $478,281)		478,282
Total Investments (Cost $12,906,034) – 100.83%		13,172,553
Liabilities in Excess of Other Assets – (0.83%)		(109,019)
TOTAL NET ASSETS – 100.00%		$13,063,534

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)     Rate shown is the 7-day yield as of October 31, 2009.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2009

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $7,846,947,
$7,602,905, $6,333,552, $5,981,236,
$11,162,231, $6,003,739, $5,450,351,
$10,829,769, and $12,906,034, respectively)	$8,500,212	$7,847,117	$7,252,168	$6,661,176
Foreign currencies, at value (cost $0, $0, $0,
$0, $63,002, $0, $0, $0 and $0, respectively)	—	—	—	—
Cash	115	—	—	—
Dividends and interest receivable	1,063	3,753	3,642	2,310
Receivable for fund shares sold	252,975	225,238	153,219	114,548
Receivable for securities sold	—	—	63,253	32,777
Receivable from Advisor	7,043	5,368	6,067	11,896
Prepaid expenses and other assets	3,641	3,697	3,763	3,339
Total Assets	8,765,049	8,085,173	7,482,112	6,826,046
LIABILITIES:
Due to custodian	—	—	—	—
Payable for securities purchased	—	28,413	—	71,604
Payable for fund shares redeemed	604	20,824	—	45
Distribution fees payable	1,781	1,661	1,603	1,448
Accrued administration expense	2,580	2,357	2,565	2,565
Accrued audit expense	19,462	19,462	19,462	19,462
Accrued custody expense	1,363	1,390	848	2,417
Accrued compliance fees	1,476	1,043	1,476	1,476
Accrued fund accounting expense	5,480	4,341	5,732	5,448
Accrued legal expense	2,217	2,189	1,751	1,900
Accrued service fees	712	665	641	579
Accrued transfer agent expense	2,187	2,138	2,081	1,928
Other accrued expenses and other liabilities	2,139	2,225	2,415	2,177
Total Liabilities	40,001	86,708	38,574	111,049
NET ASSETS	$8,725,048	$7,998,465	$7,443,538	$6,714,997

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2009

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$13,328,317	$6,577,606	$5,714,388	$11,141,297	$13,172,553

63,127	—	—	—	—
—	—	—	—	3,869
11,693	16,338	2,612	44,192	56,516
217,225	40,103	127,747	233,019	129,416
5,736	—	—	5,689	—
13,849	13,429	11,560	10,210	5,410
3,886	3,429	3,612	3,921	3,867
13,643,833	6,650,905	5,859,919	11,438,328	13,371,631

—	1,561	—	—	—
45,022	14,912	15,170	5,274	268,932
345	—	3,333	6,684	—
2,867	1,432	1,178	2,306	2,748
2,564	2,534	2,340	2,540	2,540
19,462	19,462	19,462	19,462	19,462
15,530	6,478	3,481	999	702
1,476	1,476	943	1,476	1,378
6,854	6,600	4,061	7,023	6,113
778	2,069	2,310	1,675	1,466
1,147	573	471	923	1,099
2,087	2,096	2,773	1,946	1,576
2,254	2,989	2,047	2,379	2,081
100,386	62,182	57,569	52,687	308,097
$13,543,447	$6,588,723	$5,802,350	$11,385,641	$13,063,534

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2009

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
NET ASSETS CONSIST OF:
Capital stock	$8,385,925	$8,026,890	$8,899,326	$7,984,194
Accumulated net investment income	2,164	56,874	—	46,641
Accumulated net realized loss
on investments	(316,306)	(329,511)	(2,374,404)	(1,995,778)
Unrealized net appreciation on:
Investments	653,265	244,212	918,616	679,940
Foreign currency related transactions	—	—	—	—
Total Net Assets	$8,725,048	$7,998,465	$7,443,538	$6,714,997
NET ASSETS
Shares issued and outstanding
(Unlimited number of beneficial interest
authorized, $0.01 par value)	790,554	765,336	790,455	641,777
Net asset value, redemption price per share	$11.04	$10.45	$9.42	$10.46
Maximum offering price per share
(net asset value divided by 94.25%)	$11.71	$11.09	$9.99	$11.10

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2009

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund
$15,214,640	$7,109,328	$5,616,794	$11,080,764	$12,806,237
26,609	27,684	—	934	201
(3,864,431)	(1,122,166)	(78,481)	(7,585)	(9,423)

2,166,086	573,867	264,037	311,528	266,519
543	10	—	—	—
$13,543,447	$6,588,723	$5,802,350	$11,385,641	$13,063,534

1,246,596	544,136	365,169	735,310	857,383
$10.86	$12.11	$15.89	$15.48	$15.24

$11.52	$12.85	$16.86	$16.42	$16.17

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2009

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income(1)	$62,856	$126,677	$38,421	$145,684
Interest income	2,842	1,468	1,441	3,015
Total investment income	65,698	128,145	39,862	148,699
EXPENSES:
Investment advisory fees (Note 3)	36,654	34,099	41,291	39,088
Administration fees (Note 3)	36,930	31,194	36,780	36,880
Distribution fees (Note 4)	8,013	6,712	4,108	3,246
Service fees (Note 5)	541	474	303	244
Fund accounting fees (Note 3)	35,754	29,698	38,587	36,932
Audit fees	18,801	18,801	18,801	18,801
Federal and state registration fees	24,122	24,045	24,125	24,485
Transfer agent fees and expenses (Note 3)	11,407	11,303	11,249	10,799
Chief Compliance Officer fees
and expenses (Note 3)	8,309	6,926	8,309	8,309
Legal fees	4,513	4,513	4,513	4,663
Trustees’ fees and expenses	6,833	6,833	6,833	6,883
Custody fees (Note 3)	6,564	7,600	6,147	13,116
Other	3,090	3,138	4,418	5,236
Total expenses before reimbursement
from advisor	201,531	185,336	205,464	208,682
Expense reimbursement from advisor (Note 3)	(137,997)	(130,777)	(128,043)	(140,277)
Net expenses	63,534	54,559	77,421	68,405
NET INVESTMENT INCOME (LOSS)	2,164	73,586	(37,559)	80,294
REALIZED AND
UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(259,529)	(249,118)	(2,193,365)	(1,350,090)
Foreign currency related transactions	—	—	—	—
Long term capital gain distributions
from regulated investment companies	—	—	—	—
Change in unrealized
appreciation (depreciation) on:
Investments	1,410,248	1,047,846	2,868,625	1,899,886
Foreign currency related transactions	—	—	—	—
Net realized and unrealized gain on
investments and foreign currency
related transactions	1,150,719	798,728	675,260	549,796
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,152,883	$872,314	$637,701	$630,090
(1)	Net of foreign taxes withheld of $62, $0, $75, $0, $12,280, $11,679, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended October 31, 2009

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$182,124	$111,706	$171,380	$179,159	$225,323
6,456	2,147	455	133,431	145,508
188,580	113,853	171,835	312,590	370,831

74,521	43,047	29,729	50,435	59,672
36,779	36,749	31,243	36,855	37,055
6,779	2,273	3,312	6,074	6,233
558	292	245	420	500
44,885	43,360	27,474	46,303	39,626
18,801	18,801	18,801	18,801	18,801
24,366	24,158	24,108	24,414	24,196
11,257	11,135	11,396	10,707	9,574

8,309	8,309	6,826	8,309	8,211
4,513	4,713	4,763	5,163	6,757
6,933	6,833	6,833	6,833	6,934
92,698	31,470	19,199	5,398	4,166
6,746	4,651	3,204	6,167	7,040

337,145	235,791	187,133	225,879	228,765
(216,048)	(163,261)	(139,567)	(141,821)	(129,312)
121,097	72,530	47,566	84,058	99,453
67,483	41,323	124,269	228,532	271,378

(3,584,867)	(507,808)	(80,458)	11,284	(9,419)
1,745	(4,816)	—	—	—

—	—	1,977	—	—

6,060,833	2,865,788	816,314	601,533	685,370
776	64	—	—	—

2,478,487	2,353,228	737,833	612,817	675,951

$2,545,970	$2,394,551	$862,102	$841,349	$947,329

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
		December		December
	Year	31, 2007*	Year	31, 2007*
	Ended	through	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income (loss)	$2,164	$(4,809)	$73,586	$21,286
Net realized loss on securities	(259,529)	(56,777)	(249,118)	(80,393)
Change in unrealized
appreciation (depreciation) on securities	1,410,248	(756,983)	1,047,846	(803,634)
Net increase (decrease) in net assets
resulting from operations	1,152,883	(818,569)	872,314	(862,741)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	—	(37,998)	—
Net realized gains	—	—	—	—
Total distributions	—	—	(37,998)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	7,895,472	3,076,914	6,801,232	3,294,836
Dividends reinvested	—	—	29,315	—
Cost of shares redeemed	(2,580,587)	(1,065)	(2,098,204)	(289)
Net increase in net assets derived from
capital share transactions	5,314,885	3,075,849	4,732,343	3,294,547

TOTAL INCREASE IN NET ASSETS	6,467,768	2,257,280	5,566,659	2,431,806

NET ASSETS:
Beginning of period	2,257,280	—	2,431,806	—
End of period	$8,725,048	$2,257,280	$7,998,465	$2,431,806
Accumulated net investment
income, end of period	$2,164	$—	$56,874	$21,286

CHANGES IN SHARES OUTSTANDING:
Shares sold	801,737	230,332	723,357	242,994
Shares issued to holders as
reinvestment of dividends	—	—	3,166	—
Shares redeemed	(241,435)	(80)	(204,158)	(23)
Net increase in shares outstanding	560,302	230,252	522,365	242,971

*	Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap		Small/Mid Cap
	Growth Fund		Value Fund
		December		December
	Year	31, 2007*	Year	31, 2007*
	Ended	through	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income (loss)	$(37,559)	$(37,125)	$80,294	$(2,868)
Net realized loss on securities	(2,193,365)	(181,039)	(1,350,090)	(645,688)
Change in unrealized
appreciation (depreciation) on securities	2,868,625	(1,950,009)	1,899,886	(1,219,946)
Net increase (decrease) in net assets
resulting from operations	637,701	(2,168,173)	630,090	(1,868,502)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	—	(33,576)	—
Net realized gains	—	—	—	—
Total distributions	—	—	(33,576)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	4,060,888	6,214,465	3,114,619	5,872,256
Dividends reinvested	—	—	24,417	—
Cost of shares redeemed	(1,300,631)	(712)	(1,024,307)	—
Net increase in net assets derived from
capital share transactions	2,760,257	6,213,753	2,114,729	5,872,256

TOTAL INCREASE IN NET ASSETS	3,397,958	4,045,580	2,711,243	4,003,754

NET ASSETS:
Beginning of period	4,045,580	—	4,003,754	—
End of period	$7,443,538	$4,045,580	$6,714,997	$4,003,754
Accumulated net investment
income, end of period	$—	$—	$46,641	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	471,124	457,277	325,452	411,327
Shares issued to holders as
reinvestment of dividends	—	—	2,725	—
Shares redeemed	(137,892)	(54)	(97,727)	—
Net increase in shares outstanding	333,232	457,223	230,450	411,327

*	Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International		Emerging Markets
	Equity Fund		Equity Fund
		December		December
	Year	31, 2007*	Year	31, 2007*
	Ended	through	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income	$67,483	$99,128	$41,323	$33,419
Net realized loss on investments and
foreign currency related transactions	(3,583,122)	(304,279)	(512,624)	(615,131)
Change in unrealized
appreciation (depreciation) on securities	6,061,609	(3,894,980)	2,865,852	(2,291,975)
Net increase (decrease) in net assets
resulting from operations	2,545,970	(4,100,131)	2,394,551	(2,873,687)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(117,032)	—	(41,469)	—
Net realized gains	—	—	—	—
Total distributions	(117,032)	—	(41,469)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	6,290,530	11,019,897	1,602,980	6,123,998
Dividends reinvested	85,227	—	29,698	—
Cost of shares redeemed	(2,181,186)	—	(621,305)	(26,082)
Redemption fee	172	—	39	—
Net increase in net assets derived from
capital share transactions	4,194,743	11,019,897	1,011,412	6,097,916

TOTAL INCREASE IN NET ASSETS	6,623,681	6,919,766	3,364,494	3,224,229

NET ASSETS:
Beginning of period	6,919,766	—	3,224,229	—
End of period	$13,543,447	$6,919,766	$6,588,723	$3,224,229
Accumulated net investment
income, end of period	$26,609	$74,413	$27,684	$32,646

CHANGES IN SHARES OUTSTANDING:
Shares sold	666,767	777,769	166,981	430,425
Shares issued to holders as
reinvestment of dividends	9,740	—	4,019	—
Shares redeemed	(207,880)	—	(55,002)	(2,287)
Net increase in shares outstanding	468,627	777,769	115,998	428,138

*	Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Intermediate Taxable
	Global Bond Fund		Bond Fund
		December		December
	Year	31, 2007*	Year	31, 2007*
	Ended	through	Ended	through
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income	$124,269	$50,794	$228,532	$94,554
Net realized gain (loss) on securities	(80,458)	—	11,284	(17,395)
Long term capital gain distributions from
regulated investment companies	1,977	—	—	—
Change in unrealized
appreciation (depreciation) on securities	816,314	(552,277)	601,533	(290,005)
Net increase (decrease) in net assets
resulting from operations	862,102	(501,483)	841,349	(212,846)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(125,881)	(49,182)	(229,786)	(93,840)
Net realized gains	—	—	—	—
Return of capital	(2,360)	—	—	—
Total distributions	(128,241)	(49,182)	(229,786)	(93,840)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	3,483,351	3,125,808	6,788,228	6,162,112
Dividends reinvested	98,961	34,847	179,611	66,076
Cost of shares redeemed	(1,123,209)	(604)	(2,113,688)	(1,575)
Net increase in net assets derived from
capital share transactions	2,459,103	3,160,051	4,854,151	6,226,613

TOTAL INCREASE IN NET ASSETS	3,192,964	2,609,386	5,465,714	5,919,927

NET ASSETS:
Beginning of period	2,609,386	—	5,919,927	—
End of period	$5,802,350	$2,609,386	$11,385,641	$5,919,927
Accumulated net investment
income, end of period	$—	$1,612	$934	$723

CHANGES IN SHARES OUTSTANDING:
Shares sold	236,015	193,213	447,117	409,810
Shares issued to holders as
reinvestment of dividends	6,818	2,290	11,857	4,469
Shares redeemed	(73,129)	(38)	(137,837)	(106)
Net increase in shares outstanding	169,704	195,465	321,137	414,173

*	Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Intermediate
	Municipal Bond Fund
		December
	Year	31, 2007*
	Ended	through
	October 31,	October 31,
	2009	2008
OPERATIONS:
Net investment income	$271,378	$81,835
Net realized gain (loss) on securities	(9,419)	3,067
Change in unrealized appreciation (depreciation) on securities	685,370	(418,851)
Net increase (decrease) in net assets resulting from operations	947,329	(333,949)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(272,854)	(80,158)
Net realized gains	(3,071)	—
Total distributions	(275,925)	(80,158)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	7,239,610	7,687,301
Dividends reinvested	213,279	56,329
Cost of shares redeemed	(2,389,450)	(832)
Net increase in net assets derived from capital share transactions	5,063,439	7,742,798

TOTAL INCREASE IN NET ASSETS	5,734,843	7,328,691

NET ASSETS:
Beginning of period	7,328,691	—
End of period	$13,063,534	$7,328,691
Accumulated net investment income (loss), end of period	$201	$1,677

CHANGES IN SHARES OUTSTANDING:
Shares sold	480,782	514,959
Shares issued to holders as reinvestment of dividends	14,297	3,870
Shares redeemed	(156,466)	(59)
Net increase in shares outstanding	338,613	518,770

*	Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

		December 31,
	Year	2007*
	Ended	through
	October 31,	October 31,
	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$9.80	$15.00

Income from investment operations:
Net investment loss	—	(0.02)
Net realized and unrealized gains (losses) on securities	1.24	(5.18)
Total from investment operations	1.24	(5.20)

Less distributions:
Dividends from net investment income	—	—
Dividends from net realized gains	—	—
Total distributions	—	—

Net asset value, end of period	$11.04	$9.80

TOTAL RETURN	12.65%	(34.67	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8.7	$2.3
Ratio of expenses to average net assets:
Before advisory fee waiver	4.12%	9.39	%^
After advisory fee waiver	1.30%	1.47	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	(2.78%)	(8.26	%)^
After advisory fee waiver	0.04%	(0.34	%)^
Portfolio turnover rate	19%	10	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

		December 31,
	Year	2007*
	Ended	through
	October 31,	October 31,
	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$10.01	$15.00

Income from investment operations:
Net investment income	0.12	0.09
Net realized and unrealized gains (losses) on securities	0.45	(5.08)
Total from investment operations	0.57	(4.99)

Less distributions:
Dividends from net investment income	(0.13)	—
Dividends from net realized gains	—	—
Total distributions	(0.13)	—

Net asset value, end of period	$10.45	$10.01

TOTAL RETURN	5.91%	(33.27	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8.0	$2.4
Ratio of expenses to average net assets:
Before advisory fee waiver	4.07%	8.24	%^
After advisory fee waiver	1.20%	1.46	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	(1.25%)	(5.39	%)^
After advisory fee waiver	1.62%	1.39	%^
Portfolio turnover rate	15%	23	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

		December 31,
	Year	2007*
	Ended	through
	October 31,	October 31,
	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$8.85	$15.00

Income from investment operations:
Net investment loss	(0.05)	(0.08)
Net realized and unrealized gains (losses) on securities	0.62	(6.07)
Total from investment operations	0.57	(6.15)

Less distributions:
Dividends from net investment income	—	—
Dividends from net realized gains	—	—
Total distributions	—	—

Net asset value, end of period	$9.42	$8.85

TOTAL RETURN	6.44%	(41.00	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$7.4	$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver	3.98%	4.88	%^
After advisory fee waiver	1.50%	1.59	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	(3.21%)	(4.51	%)^
After advisory fee waiver	(0.73%)	(1.22	%)^
Portfolio turnover rate	88%	24	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

		December 31,
	Year	2007*
	Ended	through
	October 31,	October 31,
	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$9.73	$15.00

Income from investment operations:
Net investment income (loss)	0.15	(0.01)
Net realized and unrealized gains (losses) on securities	0.66	(5.26)
Total from investment operations	0.81	(5.27)

Less distributions:
Dividends from net investment income	(0.08)	—
Dividends from net realized gains	—	—
Total distributions	(0.08)	—

Net asset value, end of period	$10.46	$9.73

TOTAL RETURN	8.43%	(35.13	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6.7	$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver	4.27%	5.02	%^
After advisory fee waiver	1.40%	1.58	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	(1.23%)	(3.54	%)^
After advisory fee waiver	1.64%	(0.10	%)^
Portfolio turnover rate	66%	29	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

		December 31,
	Year	2007*
	Ended	through
	October 31,	October 31,
	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$8.90	$15.00

Income from investment operations:
Net investment income	0.06	0.13
Net realized and unrealized gains (losses) on securities	2.04	(6.23)
Total from investment operations	2.10	(6.10)

Less distributions:
Dividends from net investment income	(0.14)	—
Dividends from net realized gains	—	—
Total distributions	(0.14)	—

Net asset value, end of period	$10.86	$8.90

TOTAL RETURN	24.01%	(40.67	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$13.5	$6.9
Ratio of expenses to average net assets:
Before advisory fee waiver	3.62%	3.92	%^
After advisory fee waiver	1.30%	1.57	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	(1.60%)	(0.42	%)^
After advisory fee waiver	0.72%	1.93	%^
Portfolio turnover rate	54%	19	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

		December 31,
	Year	2007*
	Ended	through
	October 31,	October 31,
	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$7.53	$15.00

Income from investment operations:
Net investment income	0.08	0.08
Net realized and unrealized gains (losses) on securities	4.59	(7.55)
Total from investment operations	4.67	(7.47)

Less distributions:
Dividends from net investment income	(0.09)	—
Dividends from net realized gains	—	—
Total distributions	(0.09)	—

Net asset value, end of period	$12.11	$7.53

TOTAL RETURN	62.87%	(49.80	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6.6	$3.2
Ratio of expenses to average net assets:
Before advisory fee waiver	5.20%	5.90	%^
After advisory fee waiver	1.60%	1.60	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	(2.69%)	(3.12	%)^
After advisory fee waiver	0.91%	1.18	%^
Portfolio turnover rate	55%	84	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

		December 31,
	Year	2007*
	Ended	through
	October 31,	October 31,
	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$13.35	$15.00

Income from investment operations:
Net investment income	0.50	0.31
Net realized and unrealized gains (losses) on securities	2.56	(1.66)
Total from investment operations	3.06	(1.35)

Less distributions:
Dividends from net investment income	(0.51)	(0.30)
Dividends from net realized gains	—	—
Return of capital	(0.01)	—
Total distributions	(0.52)	(0.30)

Net asset value, end of period	$15.89	$13.35

TOTAL RETURN	23.42%	(9.27	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$5.8	$2.6
Ratio of expenses to average net assets:
Before advisory fee waiver	4.72%	8.68	%^
After advisory fee waiver	1.20%	1.20	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	(0.39%)	(4.25	%)^
After advisory fee waiver	3.13%	3.23	%^
Portfolio turnover rate	15%	0	%+
*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

		December 31,
	Year	2007*
	Ended	through
	October 31,	October 31,
	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$14.29	$15.00

Income from investment operations:
Net investment income	0.42	0.30
Net realized and unrealized gains (losses) on securities	1.19	(0.71)
Total from investment operations	1.61	(0.41)

Less distributions:
Dividends from net investment income	(0.42)	(0.30)
Dividends from net realized gains	—	—
Total distributions	(0.42)	(0.30)

Net asset value, end of period	$15.48	$14.29

TOTAL RETURN	11.35%	(2.77	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11.4	$5.9
Ratio of expenses to average net assets:
Before advisory fee waiver	2.69%	4.42	%^
After advisory fee waiver	1.00%	1.34	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	1.03%	(0.19	%)^
After advisory fee waiver	2.72%	2.89	%^
Portfolio turnover rate	40%	50	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

		December 31,
	Year	2007*
	Ended	through
	October 31,	October 31,
	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$14.13	$15.00

Income from investment operations:
Net investment income	0.41	0.21
Net realized and unrealized gains (losses) on securities	1.12	(0.87)
Total from investment operations	1.53	(0.66)

Less distributions:
Dividends from net investment income	(0.41)	(0.21)
Dividends from net realized gains	(0.01)	—
Total distributions	(0.42)	(0.21)

Net asset value, end of period	$15.24	$14.13

TOTAL RETURN	10.91%	(4.47	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$13.1	$7.3
Ratio of expenses to average net assets:
Before advisory fee waiver	2.30%	3.67	%^
After advisory fee waiver	1.00%	1.34	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	1.43%	(0.30	%)^
After advisory fee waiver	2.73%	2.03	%^
Portfolio turnover rate	28%	2	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2009

NOTE 1 – ORGANIZATION

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”) are each non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Funds, except for the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Global Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Global Bond Fund is income and capital appreciation.  The Funds are advised by FundQuest Incorporated.  The ActivePassive Large Cap Growth Fund is sub-advised by Transamerica Investment, LLC.  The ActivePassive Small/Mid Cap Growth Fund is sub-advised by Eagle Asset Management, Inc., however, prior to November 16, 2009, the ActivePassive Small/Mid Cap Growth Fund was subadvised by Ashfield Capital Partners, LLC.  The ActivePassive Small/Mid Cap Value Fund is sub-advised by Riazzi Asset Management, LLC.  The ActivePassive International Equity Fund is sub-advised by Invesco AIM Advisors, Inc.  The ActivePassive Emerging Markets Equity Fund is sub-advised by Hansberger Global Investors, Inc.  The ActivePassive Intermediate Taxable Bond Fund is sub-advised by Sage Advisory Services Ltd.  The ActivePassive Intermediate Municipal Bond Fund is sub-advised by Gannett, Welsh & Kotler, LLC.  The Funds began operations on December 31, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

certain circumstances.  The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund and ActivePassive Emerging Markets Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute sub-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

stantially all of their net investment income monthly and substantially all of their capital gains annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2009, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$—	$—	$—
Large Cap Value Fund	—	—	—
Small/Mid Cap Growth Fund	37,559	—	(37,559)
Small/Mid Cap Value Fund	(77)	—	77
International Equity Fund	1,745	(1,745)	—
Emerging Markets Equity Fund	(4,816)	4,816	—
Global Bond Fund	2,360	—	(2,360)
Intermediate Taxable Bond Fund	1,465	(1,465)	—
Intermediate Municipal Bond Fund	—	—	—

The permanent differences primarily relate to paydown and Real Estate Investment Trust (REIT) adjustments with differing book and tax methods for accounting.

F.
Foreign Risk: Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic develop-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

ments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs).  ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

G.
Accounting for Uncertainty in Income Taxes: The Funds recognizes the tax benefits of uncertain tax positions only where positions is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2008, or expected to be taken in the Funds’ 2009 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

H.
Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the year ended October 31, 2009, the Funds did not hold any derivative instruments.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

I.
Events Subsequent to the Fiscal Year End:  The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, the Funds are required to disclose that date through which subsequent events have been evaluated.

Management has evaluated fund related events and transactions that occurred subsequent to October 31, 2009, through December 30, 2009, the date of issuance of the Funds’ financial statements.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended October 31, 2009, FundQuest Incorporated (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly management fee based upon the average daily net assets of the Funds at the annual rates of:

Emerging Markets Equity Fund	0.95%
Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund,
and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund,
and Global Bond Fund	0.75%
Intermediate Taxable Bond Fund, and
Intermediate Municipal Bond Fund	0.60%

For the fiscal year ended October 31, 2009, the advisory fees incurred by each of the Funds were: $36,654 for Large Cap Growth Fund, $34,099 for Large Cap Value Fund, $41,291 for Small/Mid Cap Growth Fund, $39,088 for Small/Mid Cap Value Fund, $74,521 for International Equity Fund, $43,047 for Emerging Markets Equity Fund, $29,729 for Global Bond Fund, $50,435 for Intermediate Taxable Bond Fund and $59,672 for the Intermediate Municipal Bond Fund.

Each of the Funds is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

Emerging Markets Equity Fund	1.60%
Small/Mid Cap Growth Fund	1.50%
Small/Mid Cap Value Fund	1.40%
Large Cap Growth Fund and International Equity Fund	1.30%
Large Cap Value Fund and Global Bond Fund	1.20%
Intermediate Taxable Bond Fund and
Intermediate Municipal Bond Fund	1.00%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the fiscal year ended October 31, 2009, the Advisor reduced its fees in the amount of $137,997 for Large Cap Growth Fund, $130,777 for Large Cap Value Fund, $128,043 for Small/Mid Cap Growth Fund, $140,277 for Small/Mid Cap Value Fund, $216,048 for International Equity Fund, $163,261 for Emerging Markets Equity Fund, $139,567 for Global Bond Fund, $141,821 for Intermediate Taxable Bond Fund and $129,312 for the Intermediate Municipal Bond Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2011	2012	Total
Large Cap Growth Fund	$112,682	$137,997	$250,679
Large Cap Value Fund	$103,554	$130,777	$234,331
Small/Mid Cap Growth Fund	$100,199	$128,043	$228,242
Small/Mid Cap Value Fund	$99,804	$140,277	$240,081
International Equity Fund	$120,939	$216,048	$336,987
Emerging Markets Equity Fund	$121,986	$163,261	$285,247
Global Bond Fund	$117,720	$139,567	$257,287
Intermediate Taxable Bond Fund	$100,838	$141,821	$242,659
Intermediate Municipal Bond Fund	$93,824	$129,312	$223,136

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; pre-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

pares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the fiscal year ended October 31, 2009, the administration fees incurred by each of the Funds were:  $36,930 for Large Cap Growth Fund, $31,194 for Large Cap Value Fund, $36,780 for Small/Mid Cap Growth Fund, $36,880 for Small/Mid Cap Value Fund, $36,779 for International Equity Fund, $36,749 for Emerging Markets Equity Fund, $31,243 for Global Bond Fund, $36,855 for Intermediate Taxable Bond Fund and $37,055 for the Intermediate Municipal Bond Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the fiscal year ended October 31, 2009, the fund accounting fees incurred by each of the Funds were: $35,754 for Large Cap Growth Fund, $29,698 for Large Cap Value Fund, $38,587 for Small/Mid Cap Growth Fund, $36,932 for Small/Mid Cap Value Fund, $44,885 for International Equity Fund, $43,360 for Emerging Markets Equity Fund, $27,474 for Global Bond Fund, $46,303 for Intermediate Taxable Bond Fund and $39,626 for the Intermediate Municipal Bond Fund and the transfer agent fees incurred by each of the Funds were: $11,372 for Large Cap Growth Fund, $11,303 for Large Cap Value Fund, $11,172 for Small/Mid Cap Growth Fund, $10,732 for Small/Mid Cap Value Fund, $11,242 for International Equity Fund, $11,122 for Emerging Markets Equity Fund, $11,349 for Global Bond Fund, $10,447 for Intermediate Taxable Bond Fund and $9,272 for the Intermediate Municipal Bond Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the fiscal year ended October 31, 2009, the custody fees incurred by each of the Funds were: $6,564 for Large Cap Growth Fund, $7,600 for Large Cap Value Fund, $6,147 for Small/Mid Cap Growth Fund, $13,116 for Small/Mid Cap Value Fund, $92,698 for International Equity Fund, $31,470 for Emerging Markets Equity Fund, $19,199 for Global Bond Fund, $5,398 for Intermediate Taxable Bond Fund and $4,166 for the Intermediate Municipal Bond Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the fiscal year ended October 31, 2009, the Chief Compliance Officer fees and expenses incurred by each of the Funds were: $8,309 for Large Cap Growth Fund, $6,926 for Large Cap Value Fund, $8,309 for Small/Mid Cap Growth Fund, $8,309 for Small/Mid Cap Value Fund, $8,309 for International Equity Fund,

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

$8,309 for Emerging Markets Equity Fund, $6,826 for Global Bond Fund, $8,309 for Intermediate Taxable Bond Fund and $8,211 for the Intermediate Municipal Bond Fund.

NOTE 4 – DISTRIBUTION PLAN

      The Funds have adopted a plan pursuant to Rule 12b-1 (the “Plan”) that allows the Funds to pay distribution and service fees for the sale, distribution and servicing of their shares.  The Plan provides for the payment of a distribution and service fees at the annual rate of up to 0.25% of average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the fiscal year ended October 31, 2009, the distribution and service fees incurred by the Funds were: $8,013 for Large Cap Growth Fund, $6,712 for Large Cap Value Fund, $4,108 for Small/Mid Cap Growth Fund, $3,246 for Small/Mid Cap Value Fund, $6,779 for International Equity Fund, $2,273 for Emerging Markets Equity Fund, $3,312 for Global Bond Fund, $6,074 for Intermediate Taxable Bond Fund and $6,233 for the Intermediate Municipal Bond Fund.

NOTE 5 – SHAREHOLDER SERVICING PLAN

The Funds have entered into a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of up to 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the fiscal year ended October 31, 2009, the distribution and service fees incurred by the Funds were: $541 for Large Cap Growth Fund, $474 for Large Cap Value Fund, $303 for Small/Mid Cap Growth Fund, $244 for Small/Mid Cap Value Fund, $558 for International Equity Fund, $292 for Emerging Markets Equity Fund, $245 for Global Bond Fund, $420 for Intermediate Taxable Bond Fund and $500 for the Intermediate Municipal Bond Fund.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2009, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Large Cap Growth Fund	$5,915,288	$903,064
Large Cap Value Fund	4,673,421	648,650
Small/Mid Cap Growth Fund	6,832,372	4,442,473
Small/Mid Cap Value Fund	5,308,202	3,077,327
International Equity Fund	8,133,923	4,702,552
Emerging Markets Equity Fund	3,393,433	2,378,137
Global Bond Fund	2,911,928	598,394
Intermediate Taxable Bond Fund	7,643,205	3,183,799
Intermediate Municipal Bond Fund	7,580,648	2,720,018

Purchases and sales of long-term U.S. Government securities for the Intermediate Taxable Bond Fund were $2,360,967 and $1,790,214, respectively.

NOTE 7 – FEDERAL TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

The tax character for the distributions paid during the fiscal year ended October 31, 2009 and period ended October 31, 2008 for the Funds were as follows:

	Year Ended	Period Ended
	October 31, 2009	October 31, 2008
Large Cap Value Fund
Ordinary income	$37,998	$—

	Year Ended	Period Ended
	October 31, 2009	October 31, 2008
Small/Mid Cap Value Fund
Ordinary income	$33,576	$—

	Year Ended	Period Ended
	October 31, 2009	October 31, 2008
International Equity Fund
Ordinary income	$117,032	$—

	Year Ended	Period Ended
	October 31, 2009	October 31, 2008
Emerging Markets Equity Fund
Ordinary income	$41,469	$—

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

	Year Ended	Period Ended
	October 31, 2009	October 31, 2008
Global Bond Fund
Ordinary income	$128,241	$49,182

	Year Ended	Period Ended
	October 31, 2009	October 31, 2008
Intermediate Taxable Bond Fund
Ordinary income	$229,786	$93,840

	Year Ended	Period Ended
	October 31, 2009	October 31, 2008
Intermediate Municipal Bond Fund
Exempt interest dividend	$272,854	$80,158
Ordinary income	3,071	—

As of October 31, 2009, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
Cost of investments	$7,937,856	$7,781,962	$6,346,345	$6,006,214
Gross tax unrealized
appreciation	1,060,634	676,079	1,244,150	1,060,354
Gross tax unrealized
depreciation	(498,278)	(610,924)	(338,327)	(405,392)
Net tax unrealized
appreciation	562,356	65,155	905,823	654,962
Undistributed
ordinary income	2,164	56,874	—	46,641
Undistributed tax
exempt income	—	—	—	—
Undistributed
long-term capital gain	—	—	—	—
Total distributable
earnings	2,164	56,874	—	46,641
Other accumulated
gains/(losses)	(225,397)	(150,454)	(2,361,611)	(1,970,800)
Total accumulated
earnings/(losses)	$339,123	$(28,425)	$(1,455,788)	$(1,269,197)

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

		Emerging
	International	Markets	Global
	Equity Fund	Equity Fund	Bond Fund
Cost of investments	$11,372,312	$6,044,574	$5,479,334
Gross tax unrealized appreciation
on investments	2,475,119	1,206,829	289,846
Gross tax unrealized depreciation
on investments	(519,114)	(673,797)	(54,792)
Net unrealized on foreign currency	543	10	—
Net tax unrealized appreciation	1,956,548	533,042	235,054
Undistributed ordinary income	26,609	27,684	—
Undistributed tax exempt income	—	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	26,609	27,684	—
Other accumulated gains/(losses)	(3,654,350)	(1,081,331)	(49,498)
Total accumulated earnings/(losses)	$(1,671,193)	$(520,605)	$185,556

	Intermediate	Intermediate
	Taxable	Municipal
	Bond Fund	Bond Fund
Cost of investments	$10,832,883	$12,918,944
Gross tax unrealized appreciation	316,066	261,958
Gross tax unrealized depreciation	(7,652)	(8,349)
Net tax unrealized appreciation	308,414	253,609
Undistributed ordinary income	934	3,487
Undistributed tax exempt income	—	201
Undistributed long-term capital gain	—	—
Total distributable earnings	934	3,688
Other accumulated gains/(losses)	(4,471)	—
Total accumulated earnings/(losses)	$304,877	$257,297

The capital loss carryforward at October 31, 2009 were: $225,397 for Large Cap Growth Fund of which $54,521 expires in 2016 and $170,876 expires in 2017, $150,454 for Large Cap Value Fund of which $44,522 expires in 2016 and $105,932 expires in 2017, $2,361,611 for Small/Mid Cap Growth Fund of which $181,039 expires in 2016 and $2,180,572 expires in 2017, $1,970,800 for Small/Mid Cap Value Fund of which $645,411 expires in 2016 and $1,325,389 expires in 2017, $3,654,350 for International Equity Fund of which $247,922

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

expires in 2016 and $3,406,428 expires in 2017, $1,081,331 for Emerging Markets Equity Fund of which $614,358 expires in 2016 and $466,973 expires in 2017, $49,498 for Global Bond Fund which expires in 2017 and $4,471 for Intermediate Taxable Bond Fund which expires in 2016.

NOTE 8 – SUMMARY OF FAIR VALUE EXPOSURE

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

The following is a summary of the inputs used to value the ActivePassive Large Cap Growth Fund’s net assets as of October 31, 2009:

Equity	Level 1	Level 2	Level 3	Total
Accommodation and Food Services	$55,982	$—	$—	$55,982
Arts, Entertainment, and Recreation	97,136	—	—	97,136
Finance and Insurance	415,035	—	—	415,035
Information	416,617	—	—	416,617
Manufacturing	1,783,925	—	—	1,783,925
Mining, Quarrying, and
Oil and Gas Extraction	209,060	—	—	209,060
Professional, Scientific,
and Technical Services	137,404	—	—	137,404
Retail Trade	342,616	—	—	342,616
Transportation and Warehousing	136,185	—	—	136,185
Wholesale Trade	120,530	—	—	120,530
Total Equity	3,714,490	—	—	3,714,490
Exchange-Traded Funds	4,527,648	—	—	4,527,648
Short-Term Investments	258,074	—	—	258,074
Total Investments in Securities	8,500,212	—	—	8,500,212
Other Financial Instruments*	$—	$—	$—	$—

The following is a summary of the inputs used to value the ActivePassive Large Cap Value Fund’s net assets as of October 31, 2009:

Equity	Level 1	Level 2	Level 3	Total
Finance and Insurance	$509,113	$—	$—	$509,113
Health Care and Social Assistance	99,434	—	—	99,434
Industrials	37,560	—	—	37,560
Information	138,260	—	—	138,260
Manufacturing	1,261,550	—	—	1,261,550
Materials	128,013	—	—	128,013
Mining, Quarrying, and Oil
and Gas Extraction	392,824	—	—	392,824
Professional, Scientific, and
Technical Services	56,228	—	—	56,228
Retail Trade	156,153	—	—	156,153
Transportation and Warehousing	79,538	—	—	79,538
Utilities	124,902	—	—	124,902
Wholesale Trade	68,244	—	—	68,244
Total Equity	3,051,819	—	—	3,051,819
Closed-End Funds	21,573	—	—	21,573
Exchange-Traded Funds	4,114,021	—	—	4,114,021
Short-Term Investments	659,704	—	—	659,704
Total Investments in Securities	7,847,117	—	—	7,847,117
Other Financial Instruments*	$—	$—	$—	$—

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

The following is a summary of the inputs used to value the ActivePassive Small/Mid Cap Growth Fund’s net assets as of October 31, 2009:

Equity	Level 1	Level 2	Level 3	Total
Accommodation and
Food Services	$132,195	$—	$—	$132,195
Administrative and Support and
Waste Management and
Remediation Services	141,785	—	—	141,785
Arts, Entertainment, and Recreation	52,349	—	—	52,349
Construction	41,983	—	—	41,983
Educational Services	194,840	—	—	194,840
Finance and Insurance	346,649	—	—	346,649
Health Care	54,340	—	—	54,340
Health Care and Social Assistance	211,752	—	—	211,752
Information	372,134	—	—	372,134
Information Technology	200,582	—	—	200,582
Manufacturing	1,396,063	—	—	1,396,063
Mining, Quarrying, and Oil and
Gas Extraction	169,817	—	—	169,817
Professional, Scientific, and
Technical Services	382,798	—	—	382,798
Retail Trade	239,696	—	—	239,696
Transportation and Warehousing	98,013	—	—	98,013
Wholesale Trade	100,559	—	—	100,559
Total Equity	4,135,555	—	—	4,135,555
Exchange-Traded Funds	2,815,423	—	—	2,815,423
Short-Term Investments	301,190	—	—	301,190
Total Investments in Securities	7,252,168	—	—	7,252,168
Other Financial Instruments*	$—	$—	$—	$—

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

The following is a summary of the inputs used to value the ActivePassive Small/Mid Cap Value Fund's net assets as of October 31, 2009:

Equity	Level 1	Level 2	Level 3	Total
Administrative and Support and
Waste Management and
Remediation Services	$242,836	$—	$—	$242,836
Construction	89,126	—	—	89,126
Finance and Insurance	845,451	—	—	845,451
Information	180,826	—	—	180,826
Manufacturing	498,040	—	—	498,040
Mining	513,355	—	—	513,355
Professional, Scientific, and
Technical Services	615,216	—	—	615,216
Retail Trade	108,792	—	—	108,792
Transportation and Warehousing	410,271	—	—	410,271
Utilities	294,836	—	—	294,836
Total Equity	3,798,749	—	—	3,798,749
Exchange-Traded Funds	2,702,947	—	—	2,702,947
Short-Term Investments	159,480	—	—	159,480
Total Investments in Securities	6,661,176	—	—	6,661,176
Other Financial Instruments*	$—	$—	$—	$—

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

The following is a summary of the inputs used to value the ActivePassive International Equity Fund’s net assets as of October 31, 2009:

Equity	Level 1	Level 2	Level 3	Total
Australia	$398,858	$—	$—	$398,858
Belgium	164,050	—	—	164,050
Bermuda	92,625	—	—	92,625
Brazil	66,760	—	—	66,760
Canada	179,862	167,851	—	347,713
Denmark	139,380	—	—	139,380
Finland	30,163	—	—	30,163
France	255,435	—	—	255,435
Germany	417,886	—	—	417,886
Hong Kong	92,843	—	—	92,843
India	112,884	—	—	112,884
Ireland	39,937	—	—	39,937
Israel	192,733	—	—	192,733
Italy	221,227	—	—	221,227
Japan	436,020	—	—	436,020
Jersey	262,620	—	—	262,620
Mexico	205,918	—	—	205,918
Netherlands	255,503	—	—	255,503
Norway	37,895	—	—	37,895
Philippines	105,729	—	—	105,729
Singapore	262,352	—	—	262,352
South Korea	61,906	—	—	61,906
Spain	89,926	—	—	89,926
Switzerland	611,096	—	—	611,096
Taiwan	119,871	—	—	119,871
Turkey	—	45,766	—	45,766
United Kingdom	1,150,516	—	—	1,150,516
Total Equity	6,003,995	213,617	—	6,217,612
Closed-End Funds	53,304	—	—	53,304
Open-End Funds	6,106,846	—	—	6,106,846
Short-Term Investments	950,555	—	—	950,555
Total Investments in Securities	13,114,700	213,617	—	13,328,317
Other Financial Instruments*	$—	$—	$—	$—

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

The following is a summary of the inputs used to value the ActivePassive Emerging Markets Equity Fund’s net assets as of October 31, 2009:

Equity	Level 1	Level 2	Level 3	Total
Bermuda	$61,299	$—	$—	$61,299
Brazil	947,428	—	—	947,428
Cayman Islands	145,920	—	—	145,920
China	571,901	—	—	571,901
Colombia	52,300	—	—	52,300
Egypt	32,723	—	—	32,723
Hong Kong	423,134	—	—	423,134
India	117,760	72,382	—	190,142
Indonesia	69,895	—	—	69,895
Israel	25,846	—	—	25,846
Luxembourg	29,173	—	—	29,173
Malaysia	95,330	—	—	95,330
Mexico	387,061	—	—	387,061
Russia	564,158	—	—	564,158
South Africa	349,388	—	—	349,388
South Korea	610,887	65,297	—	676,184
Taiwan	406,915	99,299	—	506,214
Turkey	—	38,098	—	38,098
United Kingdom	84,018	—	—	84,018
Total Equity	4,975,136	275,076	—	5,250,212
Preferred Shares	342,219	—	—	342,219
Exchange-Traded Funds	696,728	—	—	696,728
Short-Term Investments	288,447	—	—	288,447
Total Investments in Securities	6,302,530	275,076	—	6,577,606
Other Financial Instruments*	$—	$—	$—	$—

The following is a summary of the inputs used to value the ActivePassive Global Bond Fund’s net assets as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,370,070	$—	$—	$2,370,070
Open-End Funds	3,276,926	—	—	3,276,926
Short-Term Investments	67,392	—	—	67,392
Total Investments in Securities	5,714,388	—	—	5,714,388
Other Financial Instruments*	$—	$—	$—	$—

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2009

The following is a summary of the inputs used to value the ActivePassive Intermediate Taxable Bond Fund’s net assets as of October 31, 2009:

Fixed Income	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$162,479	$—	$162,479
Corporate Bonds	—	1,430,636	—	1,430,636
Foreign Government Agency Issues	—	43,052	—	43,052
U.S. Government Agency Issues	—	1,193,366	—	1,193,366
U.S. Treasury Obligations	—	1,685,674	—	1,685,674
Total Fixed Income	—	4,515,207	—	4,515,207
Exchange-Traded Funds	6,283,375	—	—	6,283,375
Short-Term Investments	342,715	—	—	342,715
Total Investments in Securities	6,626,090	4,515,207	—	11,141,297
Other Financial Instruments*	$—	$—	$—	$—

The following is a summary of the inputs used to value the ActivePassive Intermediate Municipal Bond Fund’s net assets as of October 31, 2009:

Fixed Income	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,996,667	$—	$3,996,667
Total Fixed Income	—	3,996,667	—	3,996,667
Exchange-Traded Funds	8,697,604	—	—	8,697,604
Short-Term Investments	478,282	—	—	478,282
Total Investments in Securities	9,175,886	3,996,667	—	13,172,553
Other Financial Instruments*	$—	$—	$—	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and
Shareholders of The Active Passive Funds

We have audited the accompanying statements of assets and liabilities of ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, Active Passive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, and ActivePassive Intermediate Municipal Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period December 31, 2007 (commencement of operations) to October 31, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trusts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, Active Passive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, and ActivePassive Intermediate Municipal Bond Fund as of October 31, 2009, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2009

ActivePassive Funds
NOTICE TO SHAREHOLDERS
October 31, 2009

How to Obtain a Copy of the Funds’ Proxy Voting Policies and Proxy Voting Records

 A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-273-8635, or on the SEC’s website at http://www.sec.gov.  The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-877-273-8635.

Federal Tax Distribution Information (Unaudited)

For the fiscal year ended October 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth Fund	0.00%
Large Cap Value Fund	100.00%
Small/Mid Cap Growth Fund	0.00%
Small/Mid Cap Value Fund	100.00%
International Equity Fund	100.00%
Emerging Markets Equity Fund	95.10%
Global Bond Fund	98.74%
Intermediate Taxable Bond Fund	0.00%
Intermediate Municipal Bond Fund	0.00%

ActivePassive Funds
NOTICE TO SHAREHOLDERS (Continued)
October 31, 2009

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2009 was as follows:

Large Cap Growth Fund	0.00%
Large Cap Value Fund	100.00%
Small/Mid Cap Growth Fund	0.00%
Small/Mid Cap Value Fund	100.00%
International Equity Fund	92.73%
Emerging Markets Equity Fund	21.28%
Global Bond Fund	98.74%
Intermediate Taxable Bond Fund	0.00%
Intermediate Municipal Bond Fund	0.00%

The Large Cap Value Fund, Small/Mid Cap Value Fund, International Equity Fund, Emerging Markets Equity Fund, Global Bond Fund, Intermediate Taxable Bond Fund and Intermediate Municipal Bond Fund hereby designate 3.57%, 2.03%, 5.63%, 4.52%, 0.28%, 49.48% and 100.00%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Large Cap Growth Fund	0.00%
Large Cap Value Fund	0.00%
Small/Mid Cap Growth Fund	0.00%
Small/Mid Cap Value Fund	0.00%
International Equity Fund	0.00%
Emerging Markets Equity Fund	0.00%
Global Bond Fund	0.00%
Intermediate Taxable Bond Fund	0.00%
Intermediate Municipal Bond Fund	100.00%

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS
(Unaudited)

Independent Trustees(1)

		Term of		Number of
		Office		Portfolios
	Position	and	Principal	in Fund
	Held	Length	Occupation	Complex	Other
Name, Address	with the	of Time	During Past	Overseen by	Directorships
and Age	Trust	Served	Five Years	Trustees(2)	Held

Michael D. LeRoy	Trustee	Indefinite	President, Crown	9	Director,
(age 62, dob 8/14/1947)		term	Capital Advisors,		Wedbush Bank.
615 E. Michigan Street		since	LLC (financial
Milwaukee, WI 53202		December	consulting firm)
		2008.	(2000 to present).

Donald E. O’Connor	Trustee	Indefinite	Retired; former	9	Trustee, The
(age 73, dob 6/18/1936)		term	Financial Consultant		Forward Funds
615 E. Michigan Street		since	and former Executive		(35 portfolios).
Milwaukee, WI 53202		February	Vice President and
		1997.	Chief Operating
Officer of ICI Mutual
Insurance Company
(until January 1997).

George J. Rebhan	Trustee	Indefinite	Retired; formerly	9	None.
(age 75, dob 7/10/1934)		term	President, Hotchkis
615 E. Michigan Street		since	and Wiley Funds
Milwaukee, WI 53202		May 2002.	(mutual funds)
(1985 to 1993).

George T. Wofford	Trustee	Indefinite	Retired; formerly	9	None.
(age 70, dob 10/8/1939)		term	Senior Vice
615 E. Michigan Street		since	President, Federal
Milwaukee, WI 53202		February	Home Loan Bank
		1997.	of San Francisco.
Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite	President, CEO,	9	None.
(age 62, dob 7/9/1947)	Trustee	term	U.S. Bancorp Fund
615 E. Michigan Street		since	Services, LLC
Milwaukee, WI 53202		September	(May 1991 to present).
2008.

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Officers

	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp
(age 62, dob 7/9/1947)	Chief Executive	since September	Fund Services, LLC
615 E. Michigan Street	Officer	2007.	(May 1991 to present).
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Vice President, Compliance and
(age 42, dob 7/19/1967)	Principal	since June 2003.	Administration, U.S. Bancorp
615 E. Michigan Street	Executive Officer		Fund Services, LLC
Milwaukee, WI 53202			(March 1997 to present).

Cheryl L. King	Treasurer and	Indefinite term	Assistant Vice President,
(age 48, dob 8/27/1961)	Principal Financial	since December	Compliance and Administration,
615 E. Michigan Street	Officer	2007.	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202			(October 1998 to present).

Michael L. Ceccato	Vice President,	Indefinite term	Vice President, U.S. Bancorp
(age 52, dob 9/11/1957)	Chief Compliance	since September	Fund Services, LLC (February
615 E. Michigan Street	Officer and	2009.	2008 to present); General
Milwaukee, WI 53202	AML Officer		Counsel/Controller,
Steinhafels, Inc. (September 1995
to February 2008).

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Vice President and Counsel,
(age 44, dob 4/16/1965)		since June 2007.	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street			(May 2006 to present); Senior
Milwaukee, WI 53202			Counsel, Wells Fargo Funds
Management, LLC (May 2005 to
May 2006); Senior Counsel,
Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s(s’) Trustees and Officers and is available, without charge, upon request by calling 1-877-273-8635.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non—public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of either Fund through a financial intermediary, including, but not limited to, a broker—dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non—public personal information would be shared by those entities with unaffiliated third parties.

Advisor
FundQuest, Incorporated
One Winthrop Square
Boston, MA  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8365

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, First Floor
New York, NY  10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Michael D. LeRoy is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2009	FYE 10/31/2008
Audit Fees	$139,500	$139,500
Audit-Related Fees	N/A	N/A
Tax Fees	$24,300	$24,300
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2009	FYE 10/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2009	FYE 10/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*      /s/ Douglas G. Hess
Douglas G. Hess, President

Date 1/6/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Douglas G. Hess
Douglas G. Hess, President

Date 1/6/10

By (Signature and Title)*     /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 1/6/10

* Print the name and title of each signing officer under his or her signature.